         AS FILED WITH THE SECURITIES AND EXCHANGE ON NOVEMBER 29, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4815

                                ULTRA SERIES FUND
               (Exact name of registrant as specified in charter)

                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and address of agent for service)

        Registrant's telephone number including area code: (608) 238-5851

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

                                ULTRA SERIES FUND
                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

                               September 30, 2005

                    Distributed by: CUNA Brokerage Services, Inc.
                                    Office of Supervisory Jurisdiction
                                    2000 Heritage Way
                                    Waverly, IA 50677
                                    Telephone: (319) 352-4090
                                               (800) 798-5500

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
ULTRA SERIES FUND

Portfolios of Investments
   Money Market Fund ....................................................     2
   Bond Fund ............................................................     4
   High Income Fund .....................................................     8
   Balanced Fund ........................................................    15
   Growth and Income Stock Fund .........................................    20
   Capital Appreciation Stock Fund ......................................    22
   Mid-Cap Stock Fund ...................................................    24
   Multi-Cap Growth Stock Fund ..........................................    26
   Global Securities Fund ...............................................    28
   International Stock Fund .............................................    31
Notes to Portfolios of Investments ......................................    35
Other Information .......................................................    39

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

2


            MONEY MARKET FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
COMMERCIAL PAPER (A) - 61.92%

             CONSUMER STAPLES - 17.52%
$3,950,000   Anheuser Busch, Inc.
             3.680%, due 12/16/05                                    $ 3,919,313
 4,000,000   Coca-Cola Co.
             3.500%, due 10/11/05                                      3,996,111
 5,275,000   Nestle Capital Corp.
             3.720%, due 12/14/05                                      5,234,664
 3,515,000   PepsiCo, Inc.
             3.710%, due 10/28/05                                      3,505,219
 1,700,000   PepsiCo, Inc.
             3.730%, due 10/31/05                                      1,694,716
 3,000,000   Proctor & Gamble
             3.810%, due 12/01/05                                      2,980,632
 2,150,000   Proctor & Gamble
             3.820%, due 12/14/05                                      2,133,118
                                                                     -----------
                                                                      23,463,773
                                                                     -----------
             FINANCE - 30.98%
 5,250,000   American Express Credit Corp.
             3.570%, due 11/02/05                                      5,233,340
 4,750,000   American General Finance Corp.
             3.730%, due 10/20/05                                      4,740,649
 5,105,000   American Honda Finance Corp.
             3.550%, due 10/05/05                                      5,102,986
 3,400,000   Caterpillar Financial Services
             Corp.
             3.650%, due 10/06/05                                      3,398,277
 1,800,000   Caterpillar Financial Services Corp.
             3.660%, due 10/06/05                                      1,799,085
 2,000,000   CIT Group, Inc.
             3.870%, due 02/14/06                                      1,970,760
 5,275,000   Citigroup Funding, Inc.
             3.850%, due 11/28/05                                      5,242,280
 3,800,000   General Electric Capital Corp.
             3.780%, due 11/15/05                                      3,782,045
 5,000,000   Toyota Motor Credit Co.
             3.770%, due 11/10/05                                      4,979,056
 5,275,000   UBS Finance Delaware LLC
             3.830%, due 11/14/05                                      5,250,307
                                                                     -----------
                                                                      41,498,785
                                                                     -----------
             FOREIGN - 2.89%
 2,900,000   Government of Quebec
             3.750%, due 12/19/05                                      2,876,135
 1,000,000   Government of Quebec
             3.760%, due 12/19/05                                        991,749
                                                                     -----------
                                                                       3,867,884
                                                                     -----------
             HEALTH CARE - 7.70%
 5,100,000   Medtronic, Inc.
             3.720%, due 10/28/05                                      5,085,771
   434,000   Pfizer, Inc.
             3.520%, due 10/03/05                                        433,915
 2,000,000   Pfizer, Inc.
             3.570%, due 10/07/05                                      1,998,810
 2,800,000   Pfizer, Inc.
             3.670%, due 10/18/05                                      2,795,148
                                                                     -----------
                                                                      10,313,644
                                                                     -----------
             RETAIL - 2.83%
$3,000,000   Wal-Mart Stores, Inc.
             3.570%, due 10/24/05                                    $ 2,993,158
   800,000   Wal-Mart Stores, Inc.
             3.740%, due 10/25/05                                        798,005
                                                                     -----------
                                                                       3,791,163
                                                                     -----------
             TOTAL COMMERCIAL PAPER
             (Cost $82,935,249)                                       82,935,249
                                                                     -----------
ASSET BACKED - 1.50%

 2,000,000   Nissan Auto Receivables Owner Trust, Series 2005-C,
             Class A1
             3.861%, due 09/15/06                                      2,000,000
                                                                     -----------
             TOTAL ASSET BACKED
             (Cost $2,000,000)                                         2,000,000
                                                                     -----------

CORPORATE NOTES AND BONDS - 14.73%

             FINANCE - 11.93%
 2,025,000   Bank of America Corp.
             7.125%, due 09/15/06                                      2,080,057
 5,250,000   Goldman Sachs Group, Inc., Series B (G)
             3.733%, due 08/01/06                                      5,252,958
 2,500,000   HSBC Finance Corp.
             3.375%, due 02/21/06                                      2,497,140
 3,100,000   Merrill Lynch & Co., Inc. (G)
             4.220%, due 05/22/06                                      3,108,501
 3,000,000   Morgan Stanley
             6.100%, due 04/15/06                                      3,036,934
                                                                     -----------
                                                                      15,975,590
                                                                     -----------
             HEALTH CARE - 2.80%
3,750,000    Merck & Co., Inc. (C)
             4.726%, due 02/22/06                                      3,760,697
                                                                     -----------
             TOTAL CORPORATE NOTES AND BONDS
             (Cost $19,736,287)                                       19,736,287
                                                                     -----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.10%

             FEDERAL FARM CREDIT BANK (G) - 5.22%
 7,000,000   3.583%, due 06/01/06                                      6,999,070
                                                                     -----------
             FEDERAL HOME LOAN MORTGAGE CORP. - 9.88%
 6,000,000   2.070%, due 10/28/05                                      5,994,385
 3,642,000   3.440%, due 10/04/05 (A)                                  3,640,956
 3,600,000   3.635%, due 10/11/05 (A)                                  3,596,365
                                                                     -----------
                                                                      13,231,706
                                                                     -----------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (Cost $20,230,776)                                       20,230,776
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
INVESTMENT COMPANIES - 5.11%

5,231,715   J.P. Morgan Prime Money
            Market Fund                                             $  5,231,715
1,614,868   SSgA Prime Money Market Fund                               1,614,868
                                                                    ------------
            TOTAL INVESTMENT COMPANIES
            (Cost $6,846,583)                                          6,846,583
                                                                    ------------
TOTAL INVESTMENTS - 98.36%
(Cost $131,748,895**)                                                131,748,895
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - 1.64%                               2,200,128
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $133,949,023
                                                                    ============

----------
**   Aggregate cost is the same for financial reporting and Federal tax purposes

(A)  Rate noted represents annualized yield at time of purchase.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)  Floating rate note. Date shown is next reset date.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

4


                BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Par Value                                                              (Note 1)
----------                                                           -----------
ASSET BACKED - 4.86%

$  795,999   ABSC Long Beach Home Equity Loan Trust, Series 2000-
             LB1, Class AF5 (M)
             8.050%, due 09/21/30                                    $   794,399
 3,000,000   ABSC Manufactured Housing Contract, Series 2004-OK1,
             Class A4 (C)
             5.019%, due 04/16/30                                      2,021,913
 2,100,000   Ameriquest Mortgage Securities, Inc.,
             Series 2004-FR1, Class M2 (M)
             5.207%, due 05/25/34                                      2,085,978
 4,200,000   Citibank Credit Card Issuance Trust, Series 2004-A1,
             Class A1
             2.550%, due 01/20/09                                      4,096,529
 3,300,000   Countrywide Asset-Backed Certificates,
             Series 2003-S1, Class A4 (M)
             5.009%, due 12/25/32                                      3,301,065
 2,000,000   GMAC Mortgage Corp. Loan Trust, Series 2004-HE2,
             Class M1 (G)
             3.950%, due 10/25/33                                      1,944,082
 2,647,167   Green Tree Financial Corp., Series 1996-1, Class M1
             7.000%, due 03/15/27                                      2,634,188
 2,646,684   Green Tree Financial Corp., Series 1998-2, Class A6
             6.810%, due 12/01/27                                      2,719,823
 2,300,000   Green Tree Home Equity Loan Trust, Series 1999-A,
             Class B1
             8.970%, due 11/15/27                                      2,406,525
 3,500,000   New Century Home Equity Loan Trust, Series 2003-5,
             Class AI5
             5.500%, due 11/25/33                                      3,538,739
 2,000,000   Residential Asset Mortgage Products, Inc., Series
             2003-RS9, Class AI5
             4.990%, due 03/25/31                                      1,997,890
 2,245,000   Wells Fargo Home Equity Trust, Series 2004-2, Class
             M8A (C)(G)
             6.830%, due 03/25/33                                      2,244,923
                                                                     -----------
             TOTAL ASSET BACKED
             (Cost $30,470,314)                                       29,786,054
                                                                     -----------

COMMERCIAL MORTGAGE BACKED - 5.88%

 4,352,429   Bear Stearns Commercial Mortgage Securities, Series
             2001-TOP4, Class A1
             5.060%, due 11/15/16                                      4,380,508
 2,800,000   Bear Stearns Commercial Mortgage Securities, Series
             2004-T16, Class A2
             3.700%, due 02/13/46                                      2,732,582
 2,800,000   Bear Stearns Commercial Mortgage Securities, Series
             2004-T16, Class A6 (G)
             4.750%, due 02/13/46                                      2,744,671
 3,000,000   Greenwich Capital Commercial Funding Corp., Series
             2004-GG1, Class A7 (G)
             5.317%, due 06/10/36                                      3,064,753
 3,200,000   LB-UBS Commercial Mortgage Trust, Series 2004-C8,
             Class A6 (G)
             4.799%, due 12/15/29                                      3,159,130
$1,828,094   Morgan Stanley Capital I, Series 1999-CAM1, Class A3
             6.920%, due 03/15/32                                     $1,872,617
 5,550,000   Morgan Stanley Capital I, Series 2004-HQ4, Class A7
             4.970%, due 04/14/40                                      5,525,522
 7,000,000   Morgan Stanley Capital I, Series 2004-T13, Class A3
             4.390%, due 09/13/45                                      6,784,029
 1,695,000   Multi Security Asset Trust, Series 2005-RR4A, Class J
             (C)(G)
             5.880%, due 11/28/35                                      1,483,191
 4,363,845   Wachovia Bank Commercial Mortgage Trust, Series
             2003-C6, Class A1
             3.364%, due 08/15/35                                      4,255,531
                                                                     -----------
             TOTAL COMMERCIAL MORTGAGE BACKED
             (Cost $36,645,896)                                       36,002,534
                                                                     -----------

CORPORATE NOTES AND BONDS - 26.99%

             CABLE - 0.44%
 2,500,000   Comcast Cable Communications
             6.875%, due 06/15/09                                      2,665,293
                                                                     -----------
             CAPITAL GOODS - 0.56%
 3,500,000   Caterpillar Financial Services Corp., Series F
             2.500%, due 10/03/06                                      3,429,965
                                                                     -----------
             CONSUMER DISCRETIONARY - 2.31%
 2,500,000   American Association of Retired Persons (C)
             7.500%, due 05/01/31                                      3,095,527
 2,300,000   Carnival Corp. (D)
             3.750%, due 11/15/07                                      2,256,144
 4,000,000   Cendant Corp.
             6.250%, due 01/15/08                                      4,096,140
 4,400,000   Erac USA Finance Co. (C)
             6.700%, due 06/01/34                                      4,717,407
                                                                     -----------
                                                                      14,165,218
                                                                     -----------
             CONSUMER STAPLES - 0.63%
 1,250,000   Coca-Cola Enterprises, Inc. (O)
             4.375%, due 09/15/09                                      1,239,892
 2,700,000   Safeway, Inc.
             4.125%, due 11/01/08                                      2,626,358
                                                                     -----------
                                                                       3,866,250
                                                                     -----------
             ENERGY - 2.35%
 2,460,000   Amerada Hess Corp.
             7.875%, due 10/01/29                                      3,017,207
 2,000,000   Burlington Resources Finance Co. (D)
             5.700%, due 03/01/07                                      2,025,696
 1,110,000   Devon Financing Corp. ULC
             7.875%, due 09/30/31                                      1,397,802

              See accompanying Notes to Portfolios of Investments.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

                                                                        Value
Par Value                                                              (Note 1)
----------                                                           -----------
CORPORATE NOTES AND BONDS (CONTINUED)

             ENERGY (CONTINUED)
$2,000,000   Pemex Project Funding Master Trust
             7.375%, due 12/15/14                                    $ 2,220,000
 3,000,000   Texaco Capital, Inc.
             5.700%, due 12/01/08                                      3,004,434
 2,275,000   Valero Energy Corp.
             7.500%, due 04/15/32                                      2,745,950
                                                                     -----------
                                                                      14,411,089
                                                                     -----------

             FINANCE - 5.17%
 2,700,000   AIG SunAmerica Global Financing XII (C)
             5.300%, due 05/30/07                                      2,727,286
 2,500,000   American General Finance Corp., Series H
             4.625%, due 09/01/10                                      2,465,312
 2,000,000   Bear Stearns Cos., Inc.
             7.800%, due 08/15/07                                      2,113,678
 2,500,000   CIT Group, Inc.
             7.375%, due 04/02/07                                      2,599,627
 2,000,000   GE Global Insurance Holding Corp.
             7.000%, due 02/15/26                                      2,056,614
 1,680,000   GE Global Insurance Holding Corp.
             7.750%, due 06/15/30                                      1,864,844
 2,750,000   Goldman Sachs Group, Inc.
             5.700%, due 09/01/12                                      2,852,251
 4,250,000   HSBC Finance Corp.
             6.500%, due 11/15/08                                      4,462,836
 3,000,000   Merrill Lynch & Co., Inc.
             7.375%, due 05/15/06                                      3,051,504
 2,000,000   U.S. Bank N.A.
             6.300%, due 02/04/14                                      2,184,808
 2,750,000   Wachovia Corp.
             4.950%, due 11/01/06                                      2,762,196
 2,500,000   Washington Mutual Financial Corp.
             6.250%, due 05/15/06                                      2,528,223
                                                                     -----------
                                                                      31,669,179
                                                                     -----------
             HEALTH CARE - 1.21%
 2,600,000   Eli Lilly & Co.
             6.570%, due 01/01/16                                      2,942,605
 1,670,000   Merck & Co., Inc.
             6.400%, due 03/01/28                                      1,802,894
 2,370,000   Wyeth
             6.500%, due 02/01/34                                      2,663,633
                                                                     -----------
                                                                       7,409,132
                                                                     -----------
             INDUSTRIALS - 5.75%
   760,000   Boeing Co.
             8.625%, due 11/15/31                                      1,081,541
 1,380,000   Boeing Co.
             6.875%, due 10/15/43                                      1,673,440
 1,140,000   D.R. Horton, Inc.
             5.250%, due 02/15/15                                      1,067,090
 4,000,000   DaimlerChrysler N.A. Holding Corp. (O)
             4.750%, due 01/15/08                                      3,978,928
 3,850,000   Dow Chemical Co. (O)
             5.750%, due 12/15/08                                      3,981,766
$2,000,000   Ford Motor Credit Co.
             5.800%, due 01/12/09                                    $ 1,866,162
 3,200,000   General Electric Co.
             5.000%, due 02/01/13                                      3,226,602
 1,125,000   General Motors Acceptance Corp. (O)
             6.125%, due 08/28/07                                      1,107,447
 1,225,000   General Motors Acceptance Corp.
             7.250%, due 03/02/11                                      1,139,109
 1,740,000   Genetech, Inc. (C)(O)
             5.250%, due 07/15/35                                      1,676,488
   800,000   International Paper Co.
             7.875%, due 08/01/06                                        818,730
 1,125,000   Pulte Homes, Inc. (O)
             5.200%, due 02/15/15                                      1,065,409
   958,000   Raytheon Co.
             4.500%, due 11/15/07                                        952,488
 2,465,000   Waste Management, Inc.
             7.125%, due 12/15/17                                      2,789,017
 2,250,000   Westvaco Corp.
             8.200%, due 01/15/30                                      2,738,948
 3,000,000   Weyerhaeuser Co.
             6.875%, due 12/15/33                                      3,208,350
 2,870,000   WM. Wrigley Jr. Co.
             4.300%, due 07/15/10                                      2,830,847
                                                                     -----------
                                                                      35,202,362
                                                                     -----------
             PIPELINE - 0.31%
 1,675,000   Kinder Morgan, Inc.
             7.250%, due 03/01/28                                      1,910,935
                                                                     -----------
             REITS - 0.61%
 2,735,000   EOP Operating L.P.
             4.750%, due 03/15/14                                      2,634,065
 1,060,000   Simon Property Group, L.P. (O)
             5.625%, due 08/15/14                                      1,085,453
                                                                     -----------
                                                                       3,719,518
                                                                     -----------
             TELECOMMUNICATIONS - 1.72%
 3,000,000   Bellsouth Capital Funding
             7.875%, due 02/15/30                                      3,697,644
   775,000   Sprint Capital Corp.
             7.125%, due 01/30/06                                        781,377
 2,000,000   Telephone & Data Systems, Inc.
             7.000%, due 08/01/06                                      2,027,590
 2,500,000   Verizon Wireless Capital LLC
             5.375%, due 12/15/06                                      2,524,263
 1,500,000   Vodafone Group PLC (D)
             5.000%, due 12/16/13                                      1,503,090
                                                                     -----------
                                                                      10,533,964
                                                                     -----------
             TRANSPORTATION - 1.69%
 3,400,000   Burlington Northern Santa Fe Corp.
             6.375%, due 12/15/05                                      3,412,992
 2,925,000   Burlington Northern Santa Fe Corp.
             8.125%, due 04/15/20                                      3,710,055
 1,268,000   Norfolk Southern Corp.
             5.590%, due 05/17/25                                      1,267,523
 1,400,000   Norfolk Southern Corp.
             7.050%, due 05/01/37                                      1,673,151

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

6

                                                                        Value
Par Value                                                             (Note 1)
---------                                                           ------------
CORPORATE NOTES AND BONDS (CONTINUED)

             TRANSPORTATION (CONTINUED)
$   12,451   Southwest Airlines Co., Series A3
             8.700%, due 07/01/11                                   $     13,490
   270,150   Union Pacific Railroad Co., Series 1995-A
             6.540%, due 07/01/15                                        287,180
                                                                    ------------
                                                                      10,364,391
                                                                    ------------
             UTILITIES - 4.24%
 3,000,000   Constellation Energy Group, Inc.
             4.550%, due 06/15/15                                      2,818,344
 2,750,000   Consumers Energy Co.
             5.650%, due 04/15/20                                      2,788,646
 2,750,000   DTE Energy Co.
             6.450%, due 06/01/06                                      2,783,426
 2,000,000   Energy East Corp.
             8.050%, due 11/15/10                                      2,272,560
 2,532,928   Niagara Mohawk Power Corp., Series F
             7.625%, due 10/01/05                                      2,532,927
 2,925,000   Pacific Gas and Electric Co.
             6.050%, due 03/01/34                                      3,043,147
 2,400,000   Progress Energy, Inc.
             7.750%, due 03/01/31                                      2,894,059
 3,400,000   Virginia Electric and Power Co., Series A
             5.750%, due 03/31/06                                      3,420,893
 3,000,000   Wisconsin Electric Power
             6.500%, due 06/01/28                                      3,419,958
                                                                    ------------
                                                                      25,973,960
                                                                    ------------
             TOTAL CORPORATE NOTES AND BONDS
             (Cost $162,883,238 )                                    165,321,256
                                                                    ------------

MORTGAGE BACKED - 22.11%

             FEDERAL HOME LOAN MORTGAGE CORP. - 7.39%
 6,177,476   5.000%, due 05/01/18 Pool # E96322                        6,165,587
 9,000,000   3.000%, due 10/15/21 Series 2659, Class NJ                8,895,074
   210,429   8.000%, due 06/01/30 Pool # C01005                          224,487
   964,016   7.000%, due 03/01/31 Pool # C48129                        1,007,382
   427,154   6.500%, due 03/01/32 Pool # C65648                          439,691
 1,142,625   6.000%, due 09/01/32 Pool # C70558                        1,162,763
 5,504,785   5.000%, due 07/01/33 Pool # A11325                        5,400,334
 2,860,401   6.000%, due 09/01/34 Pool # A26682                        2,910,656
 1,412,980   6.000%, due 10/01/34 Pool # A28439                        1,437,805
 1,467,012   6.000%, due 10/01/34 Pool # A28598                        1,492,787
 9,225,129   5.500%, due 11/01/34 Pool # A28282                        9,230,532
 1,637,213   6.000%, due 11/01/34 Pool # A28556                        1,665,978
   734,963   5.000%, due 04/01/35 Pool # A32314                          719,483
 1,773,329   5.000%, due 04/01/35 Pool # A32315                        1,735,978
 2,312,956   5.000%, due 04/01/35 Pool # A32316                        2,264,239
   569,092   5.000%, due 04/01/35 Pool # A32509                          557,106
                                                                    ------------
                                                                      45,309,882
                                                                    ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.85%
 4,971,713   4.000%, due 04/01/15 Pool # 255719                        4,847,742
   377,913   6.000%, due 05/01/16 Pool # 582558                          388,804
 1,489,159   5.500%, due 09/01/17 Pool # 657335                        1,511,582
 2,280,805   5.500%, due 02/01/18 Pool # 673194                        2,315,149
 4,978,004   4.500%, due 09/01/18 Pool # 737144                        4,883,259
$  890,562   6.000%, due 05/01/21 Pool # 253847                     $    911,631
 4,295,877   5.500%, due 12/01/22 Pool # 254587                        4,323,960
   269,303   7.000%, due 12/01/29 Pool # 762813                          283,219
   431,566   7.000%, due 11/01/31 Pool # 607515                          451,765
   732,629   6.000%, due 02/01/32 Pool # 611619                          745,325
   696,572   6.500%, due 03/01/32 Pool # 631377                          717,723
    34,296   7.000%, due 04/01/32 Pool # 641518                           35,899
   692,888   7.000%, due 05/01/32 Pool # 644591                          725,318
 6,259,536   6.500%, due 06/01/32 Pool # 545691                        6,449,609
    63,970   7.000%, due 08/01/32 Pool # 641302                           66,961
 6,410,202   5.500%, due 04/01/33 Pool # 690206                        6,413,174
 1,945,967   6.000%, due 08/01/33 Pool # 729407                        1,978,808
   986,400   6.000%, due 08/01/33 Pool # 729413                        1,003,047
 3,148,537   6.000%, due 08/01/33 Pool # 738061                        3,201,674
 8,247,406   5.000%, due 10/01/33 Pool # 254903                        8,092,781
 9,073,524   5.500%, due 11/01/33 Pool # 555880                        9,077,731
   157,539   5.000%, due 05/01/34 Pool # 782214                          154,437
 2,101,432   5.000%, due 06/01/34 Pool # 778891                        2,060,062
 8,591,233   5.500%, due 06/01/34 Pool # 780384                        8,591,856
   277,655   7.000%, due 07/01/34 Pool # 792636                          290,615
 1,093,085   5.500%, due 08/01/34 Pool # 793647                        1,093,164
 3,832,520   5.500%, due 03/01/35 Pool # 815976                        3,832,041
 5,900,005   5.000%, due 08/01/35 Pool # 829670                        5,776,842
 4,710,000   5.000%, due 09/01/35 Pool # 820347                        4,611,679
                                                                    ------------
                                                                      84,835,857
                                                                    ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.87%
   116,038   8.000%, due 10/20/15 Pool # 002995                          123,798
 4,200,000   5.008%, due 12/16/25 Series 2004-43, Class C (G)          4,199,838
   462,958   6.500%, due 02/20/29 Pool # 002714                          480,160
   494,409   6.500%, due 04/20/31 Pool # 003068                          512,097
                                                                    ------------
                                                                       5,315,893
                                                                    ------------
             TOTAL MORTGAGE BACKED
             (Cost $135,802,848)                                     135,461,632
                                                                    ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 32.76%

             FEDERAL FARM CREDIT BANK - 0.71%
 4,000,000   5.875%, due 10/03/16                                      4,378,352
                                                                    ------------
             FEDERAL HOME LOAN MORTGAGE CORP. - 2.95%
10,000,000   5.500%, due 07/15/06                                     10,089,270
 2,500,000   4.875%, due 11/15/13                                      2,540,500
 5,500,000   4.500%, due 01/15/14                                      5,452,469
                                                                    ------------
                                                                      18,082,239
                                                                    ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.79%
 4,675,000   4.000%, due 09/02/08                                      4,604,735
 2,400,000   5.250%, due 08/01/12                                      2,465,606
 3,905,000   4.625%, due 10/15/14 (O)                                  3,906,250
                                                                    ------------
                                                                      10,976,591
                                                                    ------------
             U.S. TREASURY BONDS - 4.10%
17,595,000   6.250%, due 05/15/30 (O)                                 21,847,359
 2,900,000   5.375%, due 02/15/31 (O)                                  3,248,905
                                                                    ------------
                                                                      25,096,264
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

                                                                       Value
Par Value                                                             (Note 1)
---------                                                          -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)

              U.S. TREASURY NOTES - 23.21%
$14,600,000   1.500%, due 03/31/06 (O)                             $  14,428,333
  5,000,000   2.250%, due 04/30/06 (O)                                 4,950,780
  9,000,000   2.000%, due 05/15/06 (O)                                 8,889,255
  9,000,000   2.625%, due 11/15/06 (O)                                 8,852,346
  7,000,000   3.125%, due 01/31/07 (O)                                 6,906,487
  3,700,000   3.375%, due 02/28/07 (O)                                 3,659,529
  2,500,000   4.000%, due 08/31/07 (O)                                 2,491,505
  5,200,000   3.750%, due 05/15/08 (O)                                 5,144,344
  7,740,000   3.250%, due 01/15/09 (O)                                 7,516,569
 12,000,000   2.625%, due 03/15/09 (O)                                11,396,256
  6,000,000   3.500%, due 08/15/09 (O)                                 5,848,362
 11,000,000   3.875%, due 05/15/10 (O)                                10,840,588
  9,000,000   3.875%, due 07/15/10 (O)                                 8,863,245
  6,500,000   5.750%, due 08/15/10 (O)                                 6,932,400
  9,950,000   3.875%, due 09/15/10 (O)                                 9,809,297
  6,000,000   4.875%, due 02/15/12 (O)                                 6,202,266
  1,915,000   4.000%, due 02/15/14 (O)                                 1,871,614
  9,565,000   4.250%, due 11/15/14 (O)                                 9,496,629
  2,750,000   4.000%, due 02/15/15 (O)                                 2,676,955
  2,975,000   4.125%, due 05/15/15 (O)                                 2,923,750
  2,500,000   4.250%, due 08/15/15 (O)                                 2,484,375
                                                                   -------------
                                                                     142,184,885
                                                                   -------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $200,134,144)                                    200,718,331
                                                                   -------------

CERTIFICATE OF DEPOSIT - 1.95%
 11,928,947   State Street Eurodollar
              2.100%, due 10/03/05                                    11,928,947
                                                                   -------------
              TOTAL CERTIFICATE OF DEPOSIT
              (Cost $11,928,947)                                      11,928,947
                                                                   -------------

                                                                       Value
Shares                                                                (Note 1)
------                                                             -------------
INVESTMENT COMPANIES - 28.48%

          3   J.P. Morgan Prime Money Market Fund                  $           3
 27,589,712   SSgA Prime Money Market Fund                            27,589,712
146,879,046   State Street Navigator Securities Lending
              Portfolio (I)                                          146,879,046
                                                                   -------------
              TOTAL INVESTMENT COMPANIES
              (Cost $174,468,761)                                    174,468,761
                                                                   -------------
TOTAL INVESTMENTS - 123.03%
(Cost $752,334,148**)                                                753,687,515
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - (23.03)%                         (141,062,799)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 612,624,716
                                                                   =============

----------
**   Aggregate cost for federal income tax purposes was $753,149,076.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid by guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.94% of total net assets.

(G) Floating rate or variable rate note. Rate shown is as of September 30, 2005.

(I)  Represents collateral held in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

8


             HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                         Value
Par Value                                                              (Note 1)
---------                                                             ----------
CORPORATE NOTES AND BONDS - 93.18%

            AEROSPACE/DEFENSE - 3.69%
 $500,000   Alliant Techsystems, Inc.
            8.500%, due 05/15/11                                      $  526,250
  290,000   Argo-Tech Corp. (O)
            9.250%, due 06/01/11                                         307,400
  500,000   Armor Holdings, Inc. (O)
            8.250%, due 08/15/13                                         538,750
  400,000   BE Aerospace, Inc., Series B
            8.000%, due 03/01/08                                         400,000
  420,000   BE Aerospace, Inc., Series B
            8.875%, due 05/01/11                                         441,000
  300,000   DI Finance/DynCorp. International (C)
            9.500%, due 02/15/13                                         313,500
  400,000   DRS Technologies, Inc.
            6.875%, due 11/01/13                                         386,000
  300,000   Esterline Technologies Corp.
            7.750%, due 06/15/13                                         316,500
   90,000   K&F Acquisition, Inc. (O)
            7.750%, due 11/15/14                                          90,900
  350,000   L-3 Communications Corp.
            6.125%, due 01/15/14                                         346,500
  240,000   L-3 Communications Corp.
            5.875%, due 01/15/15                                         232,200
  300,000   L-3 Communications Corp. (C)
            6.375%, due 10/15/15                                         302,250
  300,000   Standard Aero Holdings, Inc.
            8.250%, due 09/01/14                                         290,250
  300,000   TransDigm, Inc.
            8.375%, due 07/15/11                                         314,250
                                                                      ----------
                                                                       4,805,750
                                                                      ----------
            APPAREL/TEXTILES - 0.69%
  200,000   Levi Strauss & Co. (G)
            8.254%, due 04/01/12                                         199,500
  335,000   Levi Strauss & Co.
            12.250%, due 12/15/12                                        370,175
  300,000   Warnaco, Inc.
            8.875%, due 06/15/13                                         324,000
                                                                      ----------
                                                                         893,675
                                                                      ----------
            AUTO PARTS & EQUIPMENT - 0.32%
  415,000   Navistar International Corp. (O)
            7.500%, due 06/15/11                                         419,150
                                                                      ----------
            BEVERAGE/FOOD - 1.47%
  350,000   B&G Foods, Inc.
            8.000%, due 10/01/11                                         354,375
  400,000   Del Monte Corp. (C)
            6.750%, due 02/15/15                                         402,000
  250,000   Dole Food Co., Inc.
            7.250%, due 06/15/10                                         248,750
  180,000   Michael Foods, Inc.
            8.000%, due 11/15/13                                         183,825
  400,000   NBTY, Inc. (C)
            7.125%, due 10/01/15                                         392,000
  325,000   Smithfield Foods, Inc.
            7.000%, due 08/01/11                                         331,500
                                                                      ----------
                                                                       1,912,450
                                                                      ----------

            BUILDING AND CONSTRUCTION - 0.55%
 $110,000   Technical Olympic USA, Inc.
            9.000%, due 07/01/10                                      $  113,850
   50,000   Technical Olympic USA, Inc.
            7.500%, due 03/15/11                                          46,875
  225,000   Technical Olympic USA, Inc.
            7.500%, due 01/15/15                                         203,625
  350,000   WCI Communities, Inc.
            7.875%, due 10/01/13                                         345,625
                                                                      ----------
                                                                         709,975
                                                                      ----------
            BUILDING MATERIALS - 0.97%
  500,000   Goodman Global Holding Co., Inc. (C)(O)
            7.875%, due 12/15/12                                         452,500
  300,000   Interface, Inc.
            7.300%, due 04/01/08                                         300,000
  290,000   Interface, Inc.
            10.375%, due 02/01/10                                        313,200
  100,000   Jacuzzi Brands, Inc.
            9.625%, due 07/01/10                                         106,000
  101,000   Nortek, Inc.
            8.500%, due 09/01/14                                          92,920
                                                                      ----------
                                                                       1,264,620
                                                                      ----------
            CHEMICALS - 4.62%
  195,000   Arco Chemical Co.
            9.800%, due 02/01/20                                         220,106
  500,000   Borden U.S. Finance Corp./
            Nova Scotia Finance ULC (C)
            9.000%, due 07/15/14                                         507,500
  505,000   Equistar Chemicals L.P./
            Equistar Funding Corp.
            10.625%, due 05/01/11                                        550,450
  290,000   Hercules, Inc.
            6.750%, due 10/15/29                                         284,200
  571,000   Huntsman International LLC
            10.125%, due 07/01/09                                        587,416
  200,000   Huntsman International LLC (C)
            7.375%, due 01/01/15                                         191,500
  190,000   Lyondell Chemical Co.
            9.500%, due 12/15/08                                         199,025
  450,000   Lyondell Chemical Co. (O)
            11.125%, due 07/15/12                                        501,750
   80,000   Nalco Co.
            7.750%, due 11/15/11                                          81,800
  350,000   Nalco Co. (O)
            8.875%, due 11/15/13                                         359,188
  463,000   Nalco Finance Holdings, Inc. (B)(O)
            0.000%, due 02/01/14                                         341,463
  320,000   Nova Chemicals Corp. (D)(O)
            6.500%, due 01/15/12                                         310,800
  300,000   PQ Corp. (C)
            7.500%, due 02/15/13                                         291,000
  560,000   Resolution Performance Products, Inc. (O)
            13.500%, due 11/15/10                                        595,000
  300,000   Rhodia S.A. (D)(O)
            10.250%, due 06/01/10                                        317,250
  149,000   Rockwood Specialties Group, Inc.
            10.625%, due 05/15/11                                        162,410

              See accompanying Notes to Portfolios of Investments.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

                                                                         Value
Par Value                                                              (Note 1)
---------                                                             ----------
CORPORATE NOTES AND BONDS (CONTINUED)

             CHEMICALS (CONTINUED)
$  530,000   Rockwood Specialties Group, Inc. (C)
             7.500%, due 11/15/14                                     $ 514,100
                                                                      ----------
                                                                       6,014,958
                                                                      ----------
             CONSUMER PRODUCTS - 3.13%
   350,000   ACCO Brands Corp. (C)
             7.625%, due 08/15/15                                        346,500
   400,000   American Achievement Corp.
             8.250%, due 04/01/12                                        404,000
   600,000   Central Garden and Pet Co.
             9.125%, due 02/01/13                                        642,000
   250,000   Chattem, Inc. (O)
             7.000%, due 03/01/14                                        253,750
   500,000   Church & Dwight Co., Inc.
             6.000%, due 12/15/12                                        487,500
   290,000   Da-Lite Screen Co., Inc.
             9.500%, due 05/15/11                                        305,950
   500,000   Elizabeth Arden, Inc.
             7.750%, due 01/15/14                                        508,750
   300,000   Leslie's Poolmart
             7.750%, due 02/01/13                                        304,125
   300,000   Samsonite Corp.
             8.875%, due 06/01/11                                        318,750
   500,000   Visant Corp.
             7.625%, due 10/01/12                                        505,000
                                                                      ----------
                                                                       4,076,325
                                                                      ----------
             ENVIRONMENTAL - 0.99%
   250,000   Allied Waste North America (O)
             6.500%, due 11/15/10                                        242,813
   355,000   Allied Waste North America (O)
             7.875%, due 04/15/13                                        362,100
   300,000   Allied Waste North America, Series B
             8.500%, due 12/01/08                                        312,750
   350,000   Casella Waste Systems, Inc.
             9.750%, due 02/01/13                                        378,000
                                                                      ----------
                                                                       1,295,663
                                                                      ----------
             FOOD & DRUG RETAILERS - 1.02%
   500,000   Jean Coutu Group, Inc. (D)(O)
             8.500%, due 08/01/14                                        497,500
   525,000   Roundy's, Inc., Series B
             8.875%, due 06/15/12                                        580,125
   250,000   Stater Brothers Holdings
             8.125%, due 06/15/12                                        246,875
                                                                      ----------
                                                                       1,324,500
                                                                      ----------
             FORESTRY/PAPER - 3.46%
   500,000   Abitibi-Consolidated, Inc. (D)(G)
             7.370%, due 06/15/11                                        500,000
   350,000   Boise Cascade LLC, Series B (G)
             6.474%, due 10/15/12                                        349,125
   500,000   Caraustar Industries, Inc. (O)
             9.875%, due 04/01/11                                        495,000
 1,005,000   Georgia-Pacific Corp.
             9.375%, due 02/01/13                                      1,120,575
   140,000   Graphic Packaging International Corp.
             8.500%, due 08/15/11                                        137,200
$  230,000   Graphic Packaging International Corp. (O)
             9.500%, due 08/15/13                                     $  216,200
   255,000   Jefferson Smurfit Corp., U.S.
             8.250%, due 10/01/12                                        239,700
   355,000   JSG Funding PLC (D)
             9.625%, due 10/01/12                                        356,775
   145,000   Norske Skog Canada, Ltd. (D)
             7.375%, due 03/01/14                                        137,750
   405,000   Norske Skog Canada, Ltd., Series D (D)
             8.625%, due 06/15/11                                        407,025
   550,000   Smurfit Capital Funding PLC
             6.750%, due 11/20/05                                        550,000
                                                                      ----------
                                                                       4,509,350
                                                                      ----------

             GAMING - 10.18%
   500,000   American Casino & Entertainment Properties LLC
             7.850%, due 02/01/12                                        515,625
   500,000   Ameristar Casinos, Inc.
             10.750%, due 02/15/09                                       534,375
   600,000   Argosy Gaming Co.
             9.000%, due 09/01/11                                        651,042
   500,000   Argosy Gaming Co.
             7.000%, due 01/15/14                                        554,695
   500,000   Aztar Corp.
             9.000%, due 08/15/11                                        531,250
   300,000   Aztar Corp. (O)
             7.875%, due 06/15/14                                        313,500
   485,000   Boyd Gaming Corp. (O)
             6.750%, due 04/15/14                                        486,819
   155,000   Caesars Entertainment, Inc.
             8.875%, due 09/15/08                                        169,531
   575,000   Caesars Entertainment, Inc.
             8.125%, due 05/15/11                                        640,406
 1,000,000   CCM Merger, Inc. (C)
             8.000%, due 08/01/13                                      1,008,750
 1,000,000   Global Cash Access LLC/Global Cash Finance Corp.
             8.750%, due 03/15/12                                      1,075,000
   500,000   Hard Rock Hotel, Inc.
             8.875%, due 06/01/13                                        536,250
   400,000   Herbst Gaming, Inc.
             7.000%, due 11/15/14                                        399,500
   200,000   Isle of Capri Casinos, Inc.
             9.000%, due 03/15/12                                        212,000
   290,000   Isle of Capri Casinos, Inc.
             7.000%, due 03/01/14                                        278,038
 1,000,000   Kerzner International, Ltd. (C)
             6.750%, due 10/01/15                                        968,750
   300,000   Las Vegas Sands Corp. (O)
             6.375%, due 02/15/15                                        289,500
   255,000   Mandalay Resort Group
             9.375%, due 02/15/10                                        281,137
   250,000   Mandalay Resort Group, Series B
             10.250%, due 08/01/07                                       268,750
   545,000   MGM Mirage (O)
             8.375%, due 02/01/11                                        585,875
   315,000   MGM Mirage (O)
             5.875%, due 02/27/14                                        299,250

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

10

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
CORPORATE NOTES AND BONDS (CONTINUED)

             GAMING (CONTINUED)
$  250,000   MGM Mirage (C)
             6.625%, due 07/15/15                                    $   247,188
   500,000   Penn National Gaming, Inc.
             8.875%, due 03/15/10                                        527,500
   365,000   Pinnacle Entertainment, Inc. (O)
             8.750%, due 10/01/13                                        375,950
   345,000   Scientific Games Corp.
             6.250%, due 12/15/12                                        343,275
   300,000   Seneca Gaming Corp.
             7.250%, due 05/01/12                                        307,500
   300,000   Seneca Gaming Corp. (C)
             7.250%, due 05/01/12                                        307,500
   315,000   Station Casinos, Inc. (O)
             6.500%, due 02/01/14                                        315,000
   250,000   Wynn Las Vegas LLC/
             Wynn Las Vegas Capital Corp.
             6.625%, due 12/01/14                                        239,062
                                                                     -----------
                                                                      13,263,018
                                                                     -----------
             GENERAL INDUSTRIAL & MANUFACTURING - 1.15%
   500,000   Chart Industries, Inc. (C)(H)
             9.125%, due 10/15/15                                        500,438
   500,000   Hexcel Corp.
             6.750%, due 02/01/15                                        495,000
   500,000   Wesco Distribution, Inc. (C)
             7.500%, due 10/15/17                                        498,750
                                                                     -----------
                                                                       1,494,188
                                                                     -----------
             HEALTH CARE - 6.07%
   250,000   Accellent Corp., Series B
             10.000%, due 07/15/12                                       271,250
   500,000   Alderwoods Group, Inc.
             7.750%, due 09/15/12                                        525,000
   250,000   Alliance Imaging, Inc.
             7.250%, due 12/15/12                                        228,750
   600,000   Carriage Services, Inc.
             7.875%, due 01/15/15                                        621,000
   600,000   DaVita, Inc. (O)
             7.250%, due 03/15/15                                        608,250
   175,000   Extendicare Health Services, Inc.
             6.875%, due 05/01/14                                        172,375
   400,000   Fisher Scientific International, Inc. (C)
             6.125%, due 07/01/15                                        401,000
   910,000   HCA, Inc.
             7.875%, due 02/01/11                                        975,364
   300,000   HCA, Inc.
             6.375%, due 01/15/15                                        296,805
   300,000   IASIS Healthcare LLC/IASIS Capital Corp.
             8.750%, due 06/15/14                                        311,250
   200,000   Omega Healthcare Investors, Inc.
             7.000%, due 04/01/14                                        202,000
   500,000   Res-Care, Inc. (C)(H)
             7.750%, due 10/15/13                                        502,500
   600,000   Select Medical Corp.
             7.625%, due 02/01/15                                        574,500
$  300,000   Service Corp. International/U.S. (O)
             7.700%, due 04/15/09                                    $   315,000
   500,000   Sybron Dental Specialties, Inc.
             8.125%, due 06/15/12                                        535,000
   250,000   Teva Pharmaceutical Finance LLC, Series A (O)(P)
             0.500%, due 02/01/24                                        249,375
   500,000   Triad Hospitals, Inc.
             7.000%, due 11/15/13                                        506,250
   375,000   Warner Chilcott Corp. (C)
             8.750%, due 02/01/15                                        360,000
   250,000   Watson Pharmaceuticals, Inc. (P)
             1.750%, due 03/15/23                                        254,063
                                                                     -----------
                                                                       7,909,732
                                                                     -----------
             HOTELS - 1.90%
   400,000   Felcor Lodging L.P. (G)
             7.780%, due 06/01/11                                        417,000
   400,000   Gaylord Entertainment Co.
             8.000%, due 11/15/13                                        420,000
   250,000   Host Marriott L.P., Series G
             9.250%, due 10/01/07                                        263,437
   200,000   Host Marriott L.P., Series O
             6.375%, due 03/15/15                                        194,000
   350,000   La Quinta Properties, Inc. (O)
             7.000%, due 08/15/12                                        359,625
   750,000   Starwood Hotels & Resorts Worldwide, Inc.
             7.875%, due 05/01/12                                        817,500
                                                                     -----------
                                                                       2,471,562
                                                                     -----------
             LEISURE & ENTERTAINMENT - 1.27%
   395,000   AMC Entertainment, Inc., Series B (O)
             8.625%, due 08/15/12                                        396,975
   250,000   Cinemark, Inc. (B)
             0.000%, due 03/15/14                                        175,000
    90,000   Intrawest Corp. (D)
             7.500%, due 10/15/13                                         92,137
   300,000   NCL Corp. (C)
             11.625%, due 07/15/14                                       316,500
   345,000   Royal Caribbean Cruises, Ltd. (D)
             6.875%, due 12/01/13                                        357,938
   300,000   Town Sports International
             9.625%, due 04/15/11                                        311,625
                                                                     -----------
                                                                       1,650,175
                                                                     -----------
             MEDIA - BROADCASTING - 1.98%
   454,000   Allbritton Communications Co.
             7.750%, due 12/15/12                                        450,595
   400,000   Gray Television, Inc.
             9.250%, due 12/15/11                                        433,000
   350,000   LIN Television Corp. (C)(O)
             6.500%, due 05/15/13                                        331,625
   350,000   Radio One, Inc. (C)
             6.375%, due 02/15/13                                        344,750
 1,000,000   Sinclair Broadcast Group, Inc.
             8.000%, due 03/15/12                                      1,023,750
                                                                     -----------
                                                                       2,583,720
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

                                                                         Value
Par Value                                                              (Note 1)
---------                                                             ----------
CORPORATE NOTES AND BONDS (CONTINUED)

             MEDIA - CABLE - 3.88%
$  250,000   Cablevision Systems Corp., Series B
             8.000%, due 04/15/12                                     $  242,500
   700,000   CSC Holdings, Inc., Series B (O)
             8.125%, due 08/15/09                                        705,250
   176,000   DirecTV Holdings LLC/DirecTV Financing Co.
             8.375%, due 03/15/13                                        192,060
   400,000   Echostar Communications Corp. (P)
             5.750%, due 05/15/08                                        396,000
   500,000   Echostar DBS Corp.
             6.375%, due 10/01/11                                        495,625
   300,000   Insight Communications Co., Inc. (B)(O)
             0.000%, due 02/15/11                                        306,000
   600,000   Kabel Deutschland Gmbh (C)(D)
             10.625%, due 07/01/14                                       663,000
   500,000   Lodgenet Entertainment Corp.
             9.500%, due 06/15/13                                        547,500
   300,000   Mediacom Broadband LLC (C)
             8.500%, due 10/15/15                                        289,500
   800,000   Telenet Group Holding N.V. (B)(C)(D)
             0.000%, due 06/15/14                                        654,000
   550,000   Videotron Ltee (D)
             6.875%, due 01/15/14                                        564,437
                                                                      ----------
                                                                       5,055,872
                                                                      ----------
             MEDIA - DIVERSIFIED & SERVICES - 4.23%
   500,000   Advanstar Communications, Inc.
             10.750%, due 08/15/10                                       558,750
   500,000   Advanstar Communications, Inc., Series B
             12.000%, due 02/15/11                                       533,750
 1,000,000   CanWest Media, Inc. (D)
             10.625%, due 05/15/11                                     1,087,500
   500,000   Corus Entertainment, Inc. (D)
             8.750%, due 03/01/12                                        535,625
   400,000   Intelsat Bermuda, Ltd. (C)(D)(G)
             8.695%, due 01/15/12                                        407,000
   355,000   Intelsat Bermuda, Ltd. (C)(D)
             8.625%, due 01/15/15                                        362,100
   500,000   Intelsat, Ltd. (D)
             5.250%, due 11/01/08                                        460,000
   210,000   Lamar Media Corp.
             7.250%, due 01/01/13                                        219,450
   500,000   Lamar Media Corp. (C)
             6.625%, due 08/15/15                                        508,750
   300,000   New Skies Satellites N.V. (D)(G)
             8.539%, due 11/01/11                                        309,000
   530,000   PanAmSat Holding Corp. (B)(O)
             0.000%, due 11/01/14                                        365,700
   250,000   Zeus Special Subsidiary, Ltd. (B)(C)
             0.000%, due 02/01/15                                        165,000
                                                                      ----------
                                                                       5,512,625
                                                                      ----------
             METALS AND MINING - 1.84%
   500,000   Alpha Natural Resources LLC/Alpha Natural Resources
             Capital Corp.
             10.000%, due 06/01/12                                       555,000
$  250,000   Arch Western Finance LLC
             6.750%, due 07/01/13                                     $  255,000
   400,000   Consol Energy, Inc.
             7.875%, due 03/01/12                                        438,000
   310,000   Foundation PA Coal Co.
             7.250%, due 08/01/14                                        323,175
   300,000   Massey Energy Co.
             6.625%, due 11/15/10                                        306,000
   335,000   Peabody Energy Corp.
             5.875%, due 04/15/16                                        332,906
   175,000   Peabody Energy Corp., Series B
             6.875%, due 03/15/13                                        182,875
                                                                      ----------
                                                                       2,392,956
                                                                      ----------
             NON FOOD & DRUG RETAILERS - 1.89%
   500,000   Affinity Group, Inc.
             9.000%, due 02/15/12                                        500,000
   500,000   Buhrmann US, Inc.
             7.875%, due 03/01/15                                        502,500
   445,000   Couche-Tard U.S. L.P./Couche-Tard Finance Corp.
             7.500%, due 12/15/13                                        458,350
   250,000   GSC Holdings Corp. (C)(G)
             7.875%, due 10/01/11                                        250,312
   350,000   GSC Holdings Corp. (C)(O)
             8.000%, due 10/01/12                                        348,250
   400,000   Pantry, Inc.
             7.750%, due 02/15/14                                        400,000
                                                                      ----------
                                                                       2,459,412
                                                                      ----------
             OIL & GAS - 5.29%
   339,000   Chesapeake Energy Corp.
             7.000%, due 08/15/14                                        355,950
   180,000   Chesapeake Energy Corp.
             6.375%, due 06/15/15                                        180,900
   470,000   Chesapeake Energy Corp.
             6.875%, due 01/15/16                                        481,750
   200,000   Compagnie Generale de Geophysique S.A. (C)(D)
             7.500%, due 05/15/15                                        208,000
   400,000   Comstock Resources, Inc.
             6.875%, due 03/01/12                                        403,000
   350,000   Denbury Resources, Inc.
             7.500%, due 04/01/13                                        367,500
   300,000   Encore Acquisition Co.
             6.250%, due 04/15/14                                        298,500
   500,000   Encore Acquisition Co. (C)
             6.000%, due 07/15/15                                        487,500
   500,000   Exco Resources, Inc.
             7.250%, due 01/15/11                                        517,500
   400,000   Frontier Oil Corp.
             6.625%, due 10/01/11                                        412,500
   300,000   Hanover Compressor Co.
             8.625%, due 12/15/10                                        323,250
   320,000   Hanover Compressor Co.
             9.000%, due 06/01/14                                        355,600
   300,000   Harvest Operations Corp.
             7.875%, due 10/15/11                                        296,250
   225,000   Newfield Exploration Co.
             6.625%, due 09/01/14                                        234,000

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

12

                                                                         Value
Par Value                                                              (Note 1)
---------                                                             ----------
CORPORATE NOTES AND BONDS (CONTINUED)

             OIL & GAS (CONTINUED)
$  320,000   Plains Exploration & Production Co. (O)
             7.125%, due 06/15/14                                     $  336,800
   500,000   Range Resources Corp.
             6.375%, due 03/15/15                                        503,750
   200,000   Stone Energy Corp.
             6.750%, due 12/15/14                                        196,500
   600,000   Transmontaigne, Inc.
             9.125%, due 06/01/10                                        630,000
   300,000   Whiting Petroleum Corp.
             7.250%, due 05/01/13                                        305,250
                                                                      ----------
                                                                       6,894,500
                                                                      ----------
             PACKAGING - 2.25%
   200,000   AEP Industries, Inc. (O)
             7.875%, due 03/15/13                                        198,500
   300,000   BWAY Corp.
             10.000%, due 10/15/10                                       318,000
   785,000   Crown European Holdings S.A. (D)
             10.875%, due 03/01/13                                       910,600
   315,000   Greif, Inc. (O)
             8.875%, due 08/01/12                                        337,838
   270,000   Owens-Brockway Glass Container, Inc.
             8.875%, due 02/15/09                                        283,500
    85,000   Owens-Brockway Glass Container, Inc.
             8.750%, due 11/15/12                                         91,800
   530,000   Owens-Brockway Glass Container, Inc.
             8.250%, due 05/15/13                                        551,200
   220,000   Plastipak Holdings, Inc.
             10.750%, due 09/01/11                                       239,800
                                                                      ----------
                                                                       2,931,238
                                                                      ----------
             PRINTING & PUBLISHING - 3.36%
   300,000   CBD Media, Inc.
             8.625%, due 06/01/11                                        309,750
   244,000   Dex Media East LLC/
             Dex Media East Finance Co.
             12.125%, due 11/15/12                                       285,480
   194,000   Dex Media West LLC/
             Dex Media Finance Co., Series B
             9.875%, due 08/15/13                                        214,128
 1,115,000   Dex Media, Inc. (B)(O)
             0.000%, due 11/15/13                                        878,063
   500,000   Houghton Mifflin Co. (O)
             9.875%, due 02/01/13                                        530,000
   325,000   Medianews Group, Inc.
             6.875%, due 10/01/13                                        322,562
   300,000   Morris Publishing Group LLC
             7.000%, due 08/01/13                                        297,000
   400,000   Primedia, Inc. (O)
             7.625%, due 04/01/08                                        404,000
   270,000   Primedia, Inc.
             8.875%, due 05/15/11                                        282,825
   400,000   Primedia, Inc. (O)
             8.000%, due 05/15/13                                        403,000
   400,000   R. H. Donnelley, Inc.
             10.875%, due 12/15/12                                       449,000
                                                                      ----------
                                                                       4,375,808
                                                                      ----------
             RESTAURANTS - 0.24%
$  300,000   Domino's, Inc.
             8.250%, due 07/01/11                                     $  315,000
                                                                      ----------
             STEEL - 0.23%
   295,000   Valmont Industries, Inc. (O)
             6.875%, due 05/01/14                                        300,900
                                                                      ----------
             SUPPORT SERVICES - 3.63%
   350,000   Ahern Rentals, Inc. (C)
             9.250%, due 08/15/13                                        357,875
   300,000   Ashtead Holdings PLC (C)
             8.625%, due 08/01/15                                        315,375
   500,000   Cardtronics, Inc. (C)
             9.250%, due 08/15/13                                        511,250
   450,000   Coinmach Corp.
             9.000%, due 02/01/10                                        460,125
    65,000   Corrections Corp. of America
             7.500%, due 05/01/11                                         67,031
   350,000   Corrections Corp. of America
             6.250%, due 03/15/13                                        346,500
   640,000   Iron Mountain, Inc.
             8.625%, due 04/01/13                                        670,400
   170,000   Iron Mountain, Inc.
             7.750%, due 01/15/15                                        172,550
   195,000   Knowledge Learning Corp., Inc. (C)
             7.750%, due 02/01/15                                        191,100
   500,000   Mac-Gray Corp. (C)
             7.625%, due 08/15/15                                        510,000
   250,000   NationsRent Cos., Inc. (O)
             9.500%, due 05/01/15                                        260,000
   200,000   Quanta Services, Inc. (P)
             4.500%, due 10/01/23                                        258,250
   600,000   Williams Scotsman, Inc. (C)
             8.500%, due 10/01/15                                        607,500
                                                                      ----------
                                                                       4,727,956
                                                                      ----------
             TECHNOLOGY - 3.33%
   500,000   Flextronics International, Ltd. (D)
             6.500%, due 05/15/13                                        510,000
   430,000   Lucent Technologies, Inc. (O)
             5.500%, due 11/15/08                                        426,775
 1,000,000   Lucent Technologies, Inc.
             6.450%, due 03/15/29                                        875,000
   250,000   Sungard Data Systems, Inc. (C)(G)
             8.525%, due 08/15/13                                        258,750
   500,000   Sungard Data Systems, Inc. (C)
             9.125%, due 08/15/13                                        518,125
   500,000   Sungard Data Systems, Inc. (C)
             10.250%, due 08/15/15                                       506,250
   600,000   Syniverse Technologies, Inc. (C)
             7.750%, due 08/15/13                                        604,500
   605,000   Xerox Corp.
             7.625%, due 06/15/13                                        642,813
                                                                      ----------
                                                                       4,342,213
                                                                      ----------
             TELECOMMUNICATIONS - 10.57%
   348,000   Alamosa Delaware, Inc.
             12.000%, due 07/31/09                                       385,410
   900,000   American Cellular Corp., Series B
             10.000%, due 08/01/11                                       981,000

              See accompanying Notes to Portfolios of Investments.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
CORPORATE NOTES AND BONDS (CONTINUED)

             TELECOMMUNICATIONS (CONTINUED)
$  200,000   American Tower Corp.
             7.125%, due 10/15/12                                    $   210,000
   203,000   AT&T Corp.
             9.050%, due 11/15/11                                        228,629
   390,000   Centennial Cellular Operating Co./
             Centennial Communications Corp.
             10.125%, due 06/15/13                                       438,750
   350,000   Centennial Communications Corp./
             Cellular Operating Co. LLC/
             Puerto Rico Operations (O)
             8.125%, due 02/01/14                                        370,125
   335,000   Cincinnati Bell, Inc. (O)
             8.375%, due 01/15/14                                        329,975
   300,000   Cincinnati Bell, Inc. (O)
             7.000%, due 02/15/15                                        289,500
   561,000   Citizens Communications Co.
             9.250%, due 05/15/11                                        615,697
   750,000   Citizens Communications Co.
             6.250%, due 01/15/13                                        720,000
   280,000   Eircom Funding (D)
             8.250%, due 08/15/13                                        303,800
   241,000   MCI, Inc.
             6.908%, due 05/01/07                                        242,807
   346,000   MCI, Inc.
             7.688%, due 05/01/09                                        358,975
   500,000   MCI, Inc.
             8.735%, due 05/01/14                                        557,500
 1,460,000   Nextel Communications, Inc., Series D
             7.375%, due 08/01/15                                      1,563,026
   400,000   Qwest Capital Funding, Inc. (O)
             7.250%, due 02/15/11                                        381,000
   435,000   Qwest Corp.
             7.875%, due 09/01/11                                        453,488
   425,000   Qwest Corp.
             8.875%, due 03/15/12                                        464,313
 1,515,000   Qwest Services Corp.
             13.500%, due 12/15/10                                     1,734,675
   145,000   Rogers Wireless, Inc. (D)
             6.375%, due 03/01/14                                        145,725
   150,000   Rogers Wireless, Inc. (D)
             7.500%, due 03/15/15                                        161,625
   100,000   Rural Cellular Corp. (G)
             8.370%, due 03/15/10                                        103,000
   500,000   Rural Cellular Corp. (O)
             8.250%, due 03/15/12                                        525,000
   250,000   Rural Cellular Corp., Series B (O)
             9.625%, due 05/15/08                                        251,250
   400,000   SBA Telecommunications, Inc./
             SBA Communications Corp. (B)
             0.000%, due 12/15/11                                        363,000
   440,000   Time Warner Telecom Holdings, Inc.
             9.250%, due 02/15/14                                        445,500
   275,000   Time Warner Telecom, Inc. (O)
             10.125%, due 02/01/11                                       283,250
   500,000   UbiquiTel Operating Co.
             9.875%, due 03/01/11                                        555,000
$  310,000   Valor Telecommunications Enterprises LLC/ Finance
             Corp.
             7.750%, due 02/15/15                                    $   300,700
                                                                     -----------
                                                                      13,762,720
                                                                     -----------
             TRANSPORTATION - 0.89%
   500,000   CHC Helicopter Corp. (D)
             7.375%, due 05/01/14                                        512,500
   605,000   Gulfmark Offshore, Inc.
             7.750%, due 07/15/14                                        642,812
                                                                     -----------
                                                                       1,155,312
                                                                     -----------
             UTILITIES - 8.09%
   810,000   AES Corp. (C)
             8.750%, due 05/15/13                                        886,950
   450,000   Allegheny Energy Supply (C)(O)
             8.250%, due 04/15/12                                        506,250
 1,350,000   Edison Mission Energy
             7.730%, due 06/15/09                                      1,424,250
   300,000   El Paso Corp. (C)
             7.625%, due 08/16/07                                        305,250
   565,000   El Paso Corp.
             7.000%, due 05/15/11                                        563,587
   215,000   El Paso Natural Gas Co., Series A
             7.625%, due 08/01/10                                        223,551
   152,000   Enterprise Products Operating
             L.P., Series B
             6.375%, due 02/01/13                                        159,381
   300,000   Holly Energy Partners L.P. (C)
             6.250%, due 03/01/15                                        297,000
   750,000   Inergy L.P./
             Inergy Finance Corp. (C)
             6.875%, due 12/15/14                                        716,250
   215,000   MarkWest Energy Partners L.P./
             MarkWest Energy Finance Corp. (C)
             6.875%, due 11/01/14                                        212,850
   610,000   Midwest Generation LLC
             8.750%, due 05/01/34                                        679,388
   365,000   Mission Energy Holding Co.
             13.500%, due 07/15/08                                       429,787
    55,000   Nevada Power Co.
             6.500%, due 04/15/12                                        57,063
   195,000   Nevada Power Co., Series L
             5.875%, due 01/15/15                                        192,203
   335,000   Northwestern Corp.
             5.875%, due 11/01/14                                        338,429
   200,000   Reliant Energy, Inc.
             6.750%, due 12/15/14                                        196,500
   145,000   Sierra Pacific Power Co.
             6.250%, due 04/15/12                                        147,538
   200,000   Sierra Pacific Resources (O)
             7.803%, due 06/15/12                                        213,066
   170,000   Sierra Pacific Resources
             8.625%, due 03/15/14                                        187,383
   500,000   Suburban Propane Partners L.P./
             Suburban Energy Finance Corp.
             6.875%, due 12/15/13                                        455,000
 1,000,000   Texas Genco LLC/
             Texas Genco Financing Corp. (C)
             6.875%, due 12/15/14                                      1,017,500

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

14

                                                                        Value
Par Value                                                             (Note 1)
---------                                                           ------------
CORPORATE NOTES AND BONDS (CONTINUED)

             UTILITIES (CONTINUED)

$  585,000   TXU Corp., Series P (O)
             5.550%, due 11/15/14                                   $    555,356
   734,000   Williams Cos., Inc.
             7.125%, due 09/01/11                                        768,865
                                                                      10,533,397
                                                                    ------------
             TOTAL CORPORATE NOTES AND BONDS
             (Cost $120,821,598)                                     121,358,720
                                                                    ------------

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS - 0.00%

             MEDIA - CABLE - 0.00%
         1   Telewest Global, Inc. *                                          23
                                                                    ------------
             TOTAL COMMON STOCKS
             (Cost $4)                                                        23
                                                                    ------------

PREFERRED STOCKS - 2.19%

             AUTO PARTS & EQUIPMENT - 0.34%
    18,500   General Motors Corp., Series A (O)(P)
             4.500%                                                      440,855
                                                                    ------------
             LEISURE & ENTERTAINMENT - 0.22%
    12,000   Six Flags, Inc. (O)(P)
             7.250%                                                      286,800
                                                                    ------------
             OIL & GAS - 0.17%
     2,000   Chesapeake Energy Corp. (O)(P)
             4.500%                                                      222,750
                                                                    ------------
             TELECOMMUNICATIONS - 1.46%
    38,000   Crown Castle International Corp. (P)
             6.250%                                                    1,903,800
                                                                    ------------
             TOTAL PREFERRED STOCKS
             (Cost $2,707,465)                                         2,854,205
                                                                    ------------

WARRANTS AND RIGHTS - 0.00%

             GENERAL INDUSTRIAL & MANUFACTURING - 0.00%
       236   Thermadyne Holdings Corp., Class B,
             Exp. 05/23/06 (Exercise Price $20.78) *                          24
                                                                    ------------
             TELECOMMUNICATIONS - 0.00%
        50   GT Group Telecom, Inc.,
             Exp. 02/01/10 (C)(L) *                                           --
                                                                    ------------

             TOTAL WARRANTS AND RIGHTS
             (Cost $3,448)                                                    24
                                                                    ------------

INVESTMENT COMPANIES - 19.35%

 5,290,483   SSgA Prime Money Market Fund (N)                       $  5,290,483
19,917,675   State Street Navigator Securities
             Lending Portfolio (I)                                    19,917,675
                                                                    ------------
             TOTAL INVESTMENT COMPANIES
             (Cost $25,208,158)                                       25,208,158
                                                                    ------------

TOTAL INVESTMENTS - 114.72%
(Cost $148,740,673**)                                                149,421,130
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (14.72)%                          (19,174,045)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $130,247,085
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $148,778,159.

(B) Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 8.27% of total net assets.

(G) Floating rate or variable rate note. Rate shown is as of September 30, 2005.

(H) Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.

(I)  Represents collateral held in connection with securities lending.

(L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see note 1).

(N) Security pledged as collateral for when-issued purchase commitments outstanding as of September 30, 2005.

(O)  All (or portion of security) on loan.

(P)  Convertible.

PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

              BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS - 63.97%

          CONSUMER DISCRETIONARY - 7.33%
142,000   Brinker International, Inc.                                $ 5,333,520
114,100   Carnival Corp.                                               5,702,718
 70,940   Comcast Corp., Class A *                                     2,084,217
151,800   Home Depot, Inc.                                             5,789,652
191,400   Kohl's Corp. *                                               9,604,452
 74,400   McDonald's Corp.                                             2,491,656
115,600   Target Corp.                                                 6,003,108
117,100   Tiffany & Co.                                                4,657,067
236,200   Time Warner, Inc.                                            4,277,582
194,100   Viacom, Inc., Class B                                        6,407,241
231,300   Walt Disney Co.                                              5,581,269
                                                                     -----------
                                                                      57,932,482
                                                                     -----------
          CONSUMER STAPLES - 6.18%
 36,900   Altria Group, Inc.                                           2,719,899
190,800   Coca-Cola Co.                                                8,240,652
 99,404   CVS Corp.                                                    2,883,710
 66,500   Estee Lauder Cos., Inc., Class A                             2,316,195
146,800   General Mills, Inc.                                          7,075,760
 87,600   Kraft Foods, Inc., Class A                                   2,679,684
162,800   Procter & Gamble Co.                                         9,680,088
106,100   Sysco Corp.                                                  3,328,357
225,500   Wal-Mart Stores, Inc.                                        9,881,410
                                                                     -----------
                                                                      48,805,755
                                                                     -----------
          ENERGY - 7.36%
 51,500   Anadarko Petroleum Corp.                                     4,931,125
 31,100   Apache Corp.                                                 2,339,342
 53,746   BP PLC, ADR                                                  3,807,904
 92,000   Chevron Corp.                                                5,955,160
 51,800   ConocoPhillips                                               3,621,338
120,800   Devon Energy Corp.                                           8,291,712
212,200   Exxon Mobil Corp.                                           13,483,188
 91,700   Marathon Oil Corp.                                           6,320,881
 73,600   Schlumberger, Ltd.                                           6,210,368
 52,062   Transocean, Inc. *                                           3,191,921
                                                                     -----------
                                                                      58,152,939
                                                                     -----------
          FINANCIALS - 12.47%
 84,600   ACE, Ltd.                                                    3,982,122
 97,914   Allstate Corp.                                               5,413,665
161,800   American International Group, Inc.                          10,025,128
323,996   Bank of America Corp.                                       13,640,232
 33,700   Chubb Corp.                                                  3,017,835
356,705   Citigroup, Inc.                                             16,237,212
 53,700   Fifth Third Bancorp                                          1,972,401
 69,300   Freddie Mac                                                  3,912,678
 38,900   Goldman Sachs Group, Inc.                                    4,729,462
185,154   J.P. Morgan Chase & Co.                                      6,282,275
 67,700   Marsh & McLennan Cos., Inc.                                  2,057,403
 55,000   Metlife, Inc.                                                2,740,650
106,900   Morgan Stanley                                               5,766,186
130,100   National City Corp.                                          4,350,544
 59,500   SunTrust Banks, Inc.                                         4,132,275
139,900   Wells Fargo & Co.                                            8,193,943
 31,100   XL Capital, Ltd., Class A                                    2,115,733
                                                                     -----------
                                                                      98,569,744
                                                                     -----------
          HEALTH CARE - 8.04%
131,900   Abbott Laboratories                                        $ 5,592,560
174,600   Applera Corp. - Applied Biosystems Group                     4,057,704
131,400   Baxter International, Inc.                                   5,238,918
161,000   Bristol-Myers Squibb Co.                                     3,873,660
 67,200   Community Health                                             2,608,032
          Systems, Inc. *
 40,300   Genzyme Corp. *                                              2,887,092
108,750   GlaxoSmithKline PLC, ADR                                     5,576,700
112,600   Health Management Associates, Inc., Class A                  2,642,722
 14,080   Hospira, Inc. *                                                576,858
109,000   IMS Health, Inc.                                             2,743,530
136,100   Johnson & Johnson                                            8,612,408
 74,500   MedImmune, Inc. *                                            2,506,925
 46,300   Merck & Co., Inc.                                            1,259,823
264,619   Pfizer, Inc.                                                 6,607,536
 32,700   Triad Hospitals, Inc. *                                      1,480,329
157,300   Wyeth                                                        7,278,271
                                                                     -----------
                                                                      63,543,068
                                                                     -----------
          INDUSTRIALS - 7.51%
 89,700   Burlington Northern Santa Fe Corp.                           5,364,060
102,600   Dover Corp.                                                  4,185,054
 41,700   Emerson Electric Co.                                         2,994,060
 56,900   FedEx Corp.                                                  4,957,697
379,600   General Electric Co.                                        12,781,132
157,500   Honeywell International, Inc.                                5,906,250
 73,200   Illinois Tool Works, Inc.                                    6,026,556
 72,000   Masco Corp.                                                  2,208,960
 87,000   Tyco International, Ltd.                                     2,422,950
138,200   United Technologies Corp.                                    7,164,288
186,200   Waste Management, Inc.                                       5,327,182
                                                                     -----------
                                                                      59,338,189
                                                                     -----------
          INFORMATION TECHNOLOGY - 9.38%
 48,000   ADC Telecommunications, Inc. (O) *                           1,097,280
184,000   Applied Materials, Inc.                                      3,120,640
 70,900   Autodesk, Inc.                                               3,292,596
139,500   Celestica, Inc. *                                            1,577,745
240,500   Cisco Systems, Inc. *                                        4,312,165
125,500   Computer Sciences Corp. *                                    5,937,405
126,300   Dell, Inc. *                                                 4,319,460
208,800   EMC Corp./Massachusetts *                                    2,701,872
103,440   First Data Corp.                                             4,137,600
 33,919   Freescale Semiconductor, Inc., Class B *                       799,810
182,700   Hewlett-Packard Co.                                          5,334,840
254,800   Intel Corp.                                                  6,280,820
 97,600   International Business Machines Corp.                        7,829,472
119,748   Koninklijke Philips Electronics N.V.                         3,194,877
140,400   Micron Technology, Inc. (O) *                                1,867,320
261,800   Microsoft Corp.                                              6,736,114
246,300   Motorola, Inc.                                               5,440,767
 56,169   Symantec Corp. *                                             1,272,790
144,200   Texas Instruments, Inc.                                      4,888,380
                                                                     -----------
                                                                      74,141,953
                                                                     -----------
          MATERIALS - 1.86%
 74,900   Alcoa, Inc.                                                  1,829,058

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

16

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS (CONTINUED)

             MATERIALS (CONTINUED)
   109,700   E.I. du Pont de Nemours & Co.                          $  4,296,949
    83,500   Georgia-Pacific Group                                     2,844,010
   138,700   Rohm and Haas Co.                                         5,704,731
                                                                    ------------
                                                                      14,674,748
                                                                    ------------
             TELECOMMUNICATION SERVICES - 2.05%
   104,200   Alltell Corp.                                             6,784,462
    61,700   BellSouth Corp.                                           1,622,710
   143,100   SBC Communications, Inc.                                  3,430,107
   132,412   Verizon Communications, Inc.                              4,328,548
                                                                    ------------
                                                                      16,165,827
                                                                    ------------
             UTILITIES - 1.79%
   120,000   AES Corp. *                                               1,971,600
    83,000   Consolidated Edison, Inc. (O)                             4,029,650
    19,000   Dominion Resources, Inc.                                  1,636,660
   136,400   FPL Group, Inc.                                           6,492,640
                                                                    ------------
                                                                      14,130,550
                                                                    ------------
             TOTAL COMMON STOCKS
             (Cost $410,904,447)                                     505,455,255
                                                                    ------------

                                                                        Value
Par Value                                                             (Note 1)
---------                                                           ------------
ASSET BACKED - 1.63%
$  732,035   ABSC Long Beach Home Equity Loan Trust, Series
             2000-LB1, Class AF5 (M)
             8.050%, due 09/21/30                                        730,563
 1,500,000   ABSC Manufactured Housing Contract, Series 2004-OK1,
             Class A4 (C)
             5.019%, due 04/16/30                                      1,010,957
 1,100,000   Ameriquest Mortgage Securities, Inc., Series
             2004-FR1, Class M2 (M)
             5.207%, due 05/25/34                                      1,092,655
 1,300,000   Citibank Credit Card Issuance Trust, Series 2004-A1,
             Class A1
             2.550%, due 01/20/09                                      1,267,973
 1,120,000   GMAC Mortgage Corp. Loan Trust, Series 2004-HE2,
             Class M1 (G)
             3.950%, due 10/25/33                                      1,088,686
 1,720,658   Green Tree Financial Corp., Series 1996-1, Class M1
             7.000%, due 03/15/2027                                    1,712,222
 1,175,956   Green Tree Financial Corp., Series 1998-2, Class A6
             6.810%, due 12/01/27                                      1,208,452
 2,100,000   Green Tree Home Equity Loan Trust, Series 1999-A,
             Class B1
             8.970%, due 11/15/27                                      2,197,262
 1,500,000   Residential Asset Mortgage Products, Inc., Series
             2003-RS9, Class AI5
             4.990%, due 03/25/31                                      1,498,418
$1,045,000   Wells Fargo Home Equity Trust, Series 2004-2, Class
             M8A (C)(G)
             6.830%, due 03/25/33                                   $  1,044,964
                                                                    ------------
             TOTAL ASSET BACKED
             (Cost $13,174,533)                                       12,852,152
                                                                    ------------

COMMERCIAL MORTGAGE BACKED - 2.09%

 2,038,976   Bear Stearns Commercial Mortgage Securities, Series
             2001-TOP4, Class A1
             5.060%, due 11/15/16                                      2,052,130
 1,325,000   Bear Stearns Commercial Mortgage Securities,
             Series 2004-T16, Class A2
             3.700%, due 02/13/46                                      1,293,097
 1,325,000   Bear Stearns Commercial Mortgage Securities,
             Series 2004-T16, Class A6 (G)
             4.750%, due 02/13/46                                      1,298,818
 1,400,000   Greenwich Capital Commercial Funding Corp., Series
             2004-GG1, Class A7 (G)
             5.317%, due 06/10/36                                      1,430,218
 1,600,000   LB-UBS Commercial Mortgage Trust, Series 2004-C8,
             Class A6 (G)
             4.799%, due 12/15/29                                      1,579,565
 1,180,306   Morgan Stanley Capital I, Series 1999-CAM1, Class A3
             6.920%, due 03/15/32                                      1,209,052
 2,600,000   Morgan Stanley Capital I, Series 2004-HQ4, Class A7
             4.970%. Due 04/14/40                                      2,588,533
 2,500,000   Morgan Stanley Capital I, Series 2004-T13, Class A3
             4.390%, due 09/13/45                                      2,422,867
  775,000    Multi Security Asset Trust, Series 2005-RR4A,
             Class J (C)(G)
             5.880%, due 11/28/35                                        678,155
 2,038,814   Wachovia Bank Commercial Mortgage Trust, Series
             2003-C6, Class A1
             3.364%, due 08/15/35                                      1,988,209
                                                                    ------------
             TOTAL COMMERCIAL MORTGAGE BACKED
             (Cost $16,793,429)                                       16,540,644
                                                                    ------------

CORPORATE NOTES AND BONDS - 9.17%

             CABLE - 0.20%
 1,500,000   Comcast Cable Communications
             6.875%, due 06/15/09                                      1,599,175
                                                                    ------------
             CAPITAL GOODS - 0.25%
 2,000,000   Caterpillar Financial Services Corp., Series F (O)
             2.500%, due 10/03/06                                      1,959,980
                                                                    ------------
             CONSUMER DISCRETIONARY - 1.00%
 2,000,000   American Association of Retired Persons (C)
             7.500%, due 05/01/31                                      2,476,422
 1,500,000   Carnival Corp. (D)(O)
             3.750%, due 11/15/07                                      1,471,398

              See accompanying Notes to Portfolios of Investments.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
CORPORATE NOTES AND BONDS (CONTINUED)

             CONSUMER DISCRETIONARY (CONTINUED)
$1,900,000   Cendant Corp. (O)
             6.250%, due 01/15/08                                    $ 1,945,667
 1,850,000   Erac USA Finance Co. (C)
             6.700%, due 06/01/34                                      1,983,455
                                                                     -----------
                                                                       7,876,942
                                                                     -----------
             CONSUMER STAPLES - 0.17%
 1,400,000   Safeway, Inc.
             4.125%, due 11/01/08                                      1,361,815
                                                                     -----------
             ENERGY - 0.40%
 1,150,000   Amerada Hess Corp.
             7.875%, due 10/01/29                                      1,410,483
                                                                     -----------
   530,000   Devon Financing Corp. ULC
             7.875%, due 09/30/31                                        667,419
 1,000,000   Pemex Project Funding Master Trust
             7.375%, due 12/15/14                                      1,110,000
                                                                     -----------
                                                                       3,187,902
                                                                     -----------
             FINANCE - 1.80%
 1,500,000   American General Finance Corp., Series H (O)
             4.625%, due 09/01/10                                      1,479,187
 2,000,000   Bear Stearns Cos., Inc.
             7.800%, due 08/15/07                                      2,113,678
 1,500,000   CIT Group, Inc.
             7.375%, due 04/02/07                                      1,559,777
 2,000,000   GE Global Insurance Holding Corp.
             7.000%, due 02/15/26                                      2,056,614
   785,000   GE Global Insurance Holding Corp.
             7.750%, due 06/15/30                                        871,370
 1,350,000   HSBC Finance Corp. (O)
             6.500%, due 11/15/08                                      1,417,607
 2,500,000   Merrill Lynch & Co., Inc.
             7.375%, due 05/15/06                                      2,542,920
 2,000,000   U.S. Bank N.A.
             6.300%, due 02/04/14                                      2,184,808
                                                                     -----------
                                                                      14,225,961
                                                                     -----------
             HEALTH CARE - 0.44%
 1,200,000   Eli Lilly & Co.
             6.570%, due 01/01/16                                      1,358,125
   780,000   Merck & Co., Inc.
             6.400%, due 03/01/28                                        842,070
 1,100,000   Wyeth (O)
             6.500%, due 02/01/34                                      1,236,286
                                                                     -----------
                                                                       3,436,481
                                                                     -----------
             INDUSTRIALS - 1.10%
   350,000   Boeing Co.
             8.625%, due 11/15/31                                        498,078
   620,000   Boeing Co.
             6.875%, due 10/15/43                                        751,835
   515,000   D.R. Horton, Inc. (O)
             5.250%, due 02/15/15                                        482,063
 1,000,000   Ford Motor Credit Co.
             5.800%, due 01/12/09                                        933,081
$  575,000   General Motors Acceptance Corp. (O)
             6.125%, due 08/28/07                                    $   566,028
   600,000   General Motors Acceptance Corp. (O)
             7.250%, due 03/02/11                                        557,931
   740,000   Genetech, Inc. (C)(O)
             5.250%, due 07/15/35                                        712,989
   525,000   Pulte Homes, Inc. (O)
             5.200%, due 02/15/15                                        497,191
 1,150,000   Waste Management, Inc.
             7.125%, due 12/15/17                                      1,301,164
 1,025,000   Westvaco Corp.
             8.200%, due 01/15/30                                      1,247,743
 1,170,000   WM. Wrigley Jr. Co. (O)
             4.300%, due 07/15/10                                      1,154,039
                                                                     -----------
                                                                       8,702,142
                                                                     -----------
             PIPELINE - 0.11%
   775,000   Kinder Morgan, Inc. (O)
             7.250%, due 03/01/28                                        884,164
                                                                     -----------
             REITS - 0.22%
 1,265,000   EOP Operating L.P. (O)
             4.750%, due 03/15/14                                      1,218,315
   530,000   Simon Property Group, L.P. (O)
             5.625%, due 08/15/14                                        542,727
                                                                     -----------
                                                                       1,761,042
                                                                     -----------
             TELECOMMUNICATIONS - 0.92%
 2,000,000   Bellsouth Capital Funding (O)
             7.875%, due 02/15/30                                      2,465,096
   775,000   Sprint Capital Corp.
             7.125%, due 01/30/06                                        781,377
 1,500,000   Telephone & Data Systems, Inc.
             7.000%, due 08/01/06                                      1,520,692
 2,500,000   Verizon Wireless Capital LLC (O)
             5.375%, due 12/15/06                                      2,524,263
                                                                     -----------
                                                                       7,291,428
                                                                     -----------
             TRANSPORTATION - 0.50%
 1,365,000   Burlington Northern Santa Fe Corp.
             8.125%, due 04/15/20                                      1,731,359
   957,000   Norfolk Southern Corp.
             5.590%, due 05/17/25                                        956,640
 1,050,000   Norfolk Southern Corp.
             7.050%, due 05/01/37                                      1,254,864
                                                                     -----------
                                                                       3,942,863
                                                                     -----------
             UTILITIES - 2.06%
 1,400,000   Constellation Energy Group, Inc. (O)
             4.550%, due 06/15/15                                      1,315,227
 1,250,000   Consumers Energy Co.
             5.650%, due 04/15/20                                      1,267,566
 2,000,000   DTE Energy Co.
             6.450%, due 06/01/06                                      2,024,310
 2,000,000   Energy East Corp.
             8.050%, due 11/15/10                                      2,272,560
 2,532,928   Niagara Mohawk Power Corp., Series F
             7.625%, due 10/01/05                                      2,532,928
 1,365,000   Pacific Gas and Electric Co. (O)
             6.050%, due 03/01/34                                      1,420,135

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

18

                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
CORPORATE NOTES AND BONDS (CONTINUED)

              UTILITIES (CONTINUED)
$ 2,000,000   Progress Energy, Inc. (O)
              7.750%, due 03/01/31                                   $ 2,411,716
  3,000,000   Virginia Electric and Power Co., Series A
              5.750%, due 03/31/06                                     3,018,435
                                                                     -----------
                                                                      16,262,877
                                                                     -----------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $71,058,619)                                      72,492,772
                                                                     -----------

MORTGAGE BACKED - 7.69%

              FEDERAL HOME LOAN MORTGAGE CORP. - 1.53%
    168,344   8.000%, due 06/01/30 Pool # C01005                         179,590
    579,685   6.500%, due 01/01/32 Pool # C62333                         597,095
    173,775   6.500%, due 03/01/32 Pool # C65648                         178,875
  5,504,785   5.000%, due 07/01/33 Pool # A11325                       5,400,334
  1,271,823   6.000%, due 09/01/34 Pool # A26682                       1,294,168
    655,295   6.000%, due 10/01/34 Pool # A28439                         666,808
    680,354   6.000%, due 10/01/34 Pool # A28598                         692,307
    759,288   6.000%, due 11/01/34 Pool # A28556                         772,628
    397,441   5.000%, due 04/01/35 Pool # A32314                         389,070
    791,870   5.000%, due 04/01/35 Pool # A32315                         775,191
    795,075   5.000%, due 04/01/35 Pool # A32316                         778,329
  3,779,560   5.000%, due 04/01/35 Pool # A32509                         369,999
                                                                     -----------
                                                                      12,094,394
                                                                     -----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.84%
  2,334,138   4.000%, due 04/01/15 Pool # 255719                       2,275,935
    692,841   6.000%, due 05/01/16 Pool # 582558                         712,808
  3,840,825   5.000%, due 12/01/17 Pool # 672243                       3,834,932
  3,105,424   4.500%, due 10/01/18 Pool # 740730                       3,046,319
    757,642   6.000%, due 05/01/21 Pool # 253847                         775,567
    126,116   7.000%, due 12/01/29 Pool # 762813                         132,633
    431,566   7.000%, due 11/01/31 Pool # 607515                         451,764
    610,647   6.000%, due 02/01/32 Pool # 611619                         621,228
     18,367   7.000%, due 04/01/32 Pool # 641518                          19,226
    380,925   7.000%, due 05/01/32 Pool # 644591                         398,754
  2,263,063   6.500%, due 06/01/32 Pool # 545691                       2,331,782
     28,961   7.000%, due 08/01/32 Pool # 641302                          30,315
  3,367,347   6.000%, due 08/01/33 Pool # 734849                       3,424,177
  1,366,121   6.000%, due 08/01/33 Pool # 738061                       1,389,176
  2,100,658   6.500%, due 09/01/33 Pool # 737582                       2,162,131
  2,554,902   5.500%, due 10/01/33 Pool # 254904                       2,556,087
  9,073,524   5.500%, due 11/01/33 Pool # 555880                       9,077,731
  6,215,255   5.000%, due 05/01/34 Pool # 780890                       6,092,898
    132,897   7.000%, due 07/01/34 Pool # 792636                         139,100
  1,056,031   5.500%, due 08/01/34 Pool # 793647                       1,056,108
  3,718,395   5.500%, due 03/01/35 Pool # 815976                       3,717,930
  1,925,000   5.000%, due 09/01/35 Pool # 820347                       1,884,815
                                                                     -----------
                                                                      46,131,416
                                                                     -----------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.32%
$ 2,100,000   5.008%, due 12/16/25
              Series 2004-43, Class C (G)                            $ 2,099,919
    407,161   6.500%, due 04/20/31 Pool # 003068                         421,727
                                                                       2,521,646
                                                                     -----------
              TOTAL MORTGAGE BACKED
              (Cost $61,042,145)                                      60,747,456
                                                                     -----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.47%

              FEDERAL HOME LOAN MORTGAGE CORP. - 0.43%
 3,400,000    4.500%, due 01/15/14                                     3,370,617
                                                                     -----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.37%
 2,400,000    3.800%, due 01/18/08                                     2,364,134
 2,250,000    4.000%, due 09/02/08                                     2,216,183
 750,000      5.250%, due 08/01/12                                       770,502
 2,400,000    4.625%, due 10/15/14 (O)                                 2,400,768
 2,500,000    6.625%, due 11/15/30                                     3,086,085
                                                                     -----------
                                                                      10,837,672
                                                                     -----------
              U.S. TREASURY BONDS - 0.76%
  4,855,000   6.250%, due 05/15/30 (O)                                 6,028,356
                                                                     -----------
              U.S. TREASURY NOTES - 7.91%
  4,000,000   3.125%, due 01/31/07 (O)                                 3,946,564
  3,700,000   3.375%, due 02/28/07 (O)                                 3,659,529
 12,000,000   4.375%, due 05/15/07 (O)                                12,039,840
  1,125,000   2.750%, due 08/15/07 (O)                                 1,096,612
  1,300,000   4.000%, due 08/31/07 (O)                                 1,295,583
  6,975,000   2.625%, due 05/15/08 (O)                                 6,707,446
  1,905,000   3.250%, due 01/15/09 (O)                                 1,850,008
  8,275,000   3.000%, due 02/15/09 (O)                                 7,963,397
    700,000   2.625%, due 03/15/09 (O)                                   664,782
  6,600,000   3.875%, due 05/15/10 (O)                                 6,504,353
  1,250,000   3.875%, due 07/15/10 (O)                                 1,231,006
  4,350,000   3.875%, due 09/15/10 (O)                                 4,288,487
  2,000,000   4.875%, due 02/15/12 (O)                                 2,067,422
  1,400,000   3.625%, due 05/15/13 (O)                                 1,342,797
    175,000   4.250%, due 11/15/13 (O)                                   174,241
  2,670,000   4.000%, due 02/15/14 (O)                                 2,609,508
    825,000   4.250%, due 11/15/14 (O)                                   819,103
  3,000,000   4.125%, due 05/15/15 (O)                                 2,948,319
  1,300,000   4.250%, due 08/15/15 (O)                                 1,291,875
                                                                     -----------
                                                                      62,500,872
                                                                     -----------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $82,837,720)                                      82,737,517
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
INVESTMENT COMPANIES - 13.49%
         2   J.P. Morgan Prime
             Money Market Fund                                      $          2
         1   Nations Cash Reserves Fund                                        1
25,892,170   SSgA Prime Money Market Fund                             25,892,170
80,746,234   State Street Navigator Securities
             Lending Portfolio (I)                                    80,746,234
                                                                    ------------
             TOTAL INVESTMENT COMPANIES
             (Cost $106,638,407)                                     106,638,407
                                                                    ------------

TOTAL INVESTMENTS - 108.51%
(Cost $762,449,300**)                                                857,464,203
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (8.51)%                           (67,281,958)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $790,182,245
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $762,813,991.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.19% of total net assets.

(G) Floating rate or variable rate note. Rate shown is as of September 30, 2005.

(I)  Represents collateral held in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

ADR  American Depository Receipt.

PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

20


      GROWTH AND INCOME STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS - 97.28%

          CONSUMER DISCRETIONARY - 10.05%
177,200   Belo Corp., Class A (O)                                   $  4,050,792
275,295   Comcast Corp., Class A *                                     8,088,167
548,900   Home Depot, Inc.                                            20,935,046
578,400   McDonald's Corp.                                            19,370,616
233,400   Newell Rubbermaid, Inc. (O)                                  5,286,510
433,500   Target Corp.                                                22,511,655
697,600   Time Warner, Inc.                                           12,633,536
485,200   Viacom, Inc., Class B                                       16,016,452
631,400   Walt Disney Co.                                             15,235,682
                                                                    ------------
                                                                     124,128,456
                                                                    ------------
          CONSUMER STAPLES - 6.84%
214,200   Altria Group, Inc.                                          15,788,682
158,700   Coca-Cola Co.                                                6,854,253
477,200   General Mills, Inc. (O)                                     23,001,040
180,900   Kimberly-Clark Corp.                                        10,768,977
162,700   Procter & Gamble Co.                                         9,674,142
971,400   Sara Lee Corp.                                              18,408,030
                                                                    ------------
                                                                      84,495,124
                                                                    ------------
          ENERGY - 13.75%
118,800   Anadarko Petroleum Corp.                                    11,375,100
128,600   Apache Corp.                                                 9,673,292
158,780   BP PLC, ADR (O)                                             11,249,563
389,546   Chevron Corp.                                               25,215,313
327,400   ConocoPhillips                                              22,888,534
119,000   Cooper Cameron Corp. *                                       8,797,670
278,100   Devon Energy Corp.                                          19,088,784
660,500   Exxon Mobil Corp.                                           41,968,170
115,800   Schlumberger, Ltd.                                           9,771,204
159,546   Transocean, Inc. *                                           9,781,765
                                                                    ------------
                                                                     169,809,395
                                                                    ------------
          FINANCIALS - 24.54%
585,026   Allstate Corp.                                              32,346,088
150,000   American International Group, Inc.                           9,294,000
787,342   Bank of America Corp.                                       33,147,098
 30,000   Bear Stearns Cos., Inc.                                      3,292,500
     65   Berkshire Hathaway, Inc., Class A (O) *                      5,330,000
995,014   Citigroup, Inc.                                             45,293,037
129,600   Equity Residential, REIT                                     4,905,360
130,000   Freddie Mac                                                  7,339,800
609,188   J.P. Morgan Chase & Co.                                     20,669,749
 78,700   Marsh & McLennan Cos., Inc. (O)                              2,391,693
380,600   Morgan Stanley                                              20,529,564
373,100   National City Corp.                                         12,476,464
 73,000   Principal Financial Group (O)                                3,458,010
448,000   Prudential Financial, Inc.                                  30,266,880
143,000   St. Paul Travelers Cos., Inc.                                6,416,410
181,100   SunTrust Banks, Inc.                                        12,577,395
270,400   U.S. Bancorp                                                 7,592,832
432,100   Wachovia Corp.                                              20,563,639
389,600   Wells Fargo & Co.                                           22,818,872
 35,000   XL Capital, Ltd., Class A (O)                                2,381,050
                                                                    ------------
                                                                     303,090,441
                                                                    ------------
          HEALTH CARE - 8.54%
237,800   Abbott Laboratories                                         10,082,720
542,500   Baxter International, Inc.                                $ 21,629,475
138,300   Community Health Systems, Inc. (O) *                         5,367,423
324,150   GlaxoSmithKline PLC, ADR                                    16,622,412
138,500   HCA, Inc.                                                    6,636,920
186,000   Merck & Co., Inc.                                            5,061,060
536,200   Pfizer, Inc.                                                13,388,914
101,000   Triad Hospitals, Inc. *                                      4,572,270
198,400   Watson Pharmaceuticals, Inc. (O)*                            7,263,424
322,100   Wyeth                                                       14,903,567
                                                                    ------------
                                                                     105,528,185
                                                                    ------------
          INDUSTRIALS - 10.79%
266,800   Burlington Northern Santa Fe Corp.                          15,954,640
299,000   Emerson Electric Co.                                        21,468,200
582,500   General Electric Co.                                        19,612,775
595,600   Honeywell International, Inc.                               22,335,000
146,500   Masco Corp.                                                  4,494,620
159,900   Textron, Inc.                                               11,468,028
203,000   Tyco International, Ltd.                                     5,653,550
359,200   United Technologies Corp.                                   18,620,928
479,500   Waste Management, Inc.                                      13,718,495
                                                                    ------------
                                                                     133,326,236
                                                                    ------------
          INFORMATION TECHNOLOGY - 10.51%
307,000   Applied Materials, Inc.                                      5,206,720
286,200   Automatic Data Processing, Inc.                             12,318,048
498,026   Computer Associates International, Inc                      13,850,103
289,900   Computer Sciences Corp. *                                   13,715,169
555,400   EMC Corp./Massachusetts *                                    7,186,876
 98,401   Freescale Semiconductor, Inc., Class B *                     2,320,296
716,435   Hewlett-Packard Co.                                         20,919,902
406,900   Intel Corp.                                                 10,030,085
223,100   International Business Machines Corp.                       17,897,082
807,000   Motorola, Inc.                                              17,826,630
253,400   Texas Instruments, Inc.                                      8,590,260
                                                                    ------------
                                                                     129,861,171
                                                                    ------------
          MATERIALS - 3.88%
 83,600   Air Products & Chemicals, Inc.                               4,609,704
232,200   Alcoa, Inc.                                                  5,670,324
110,600   Dow Chemical Co.                                             4,608,702
428,000   E.I. du Pont de Nemours & Co.                               16,764,760
103,800   PPG Industries, Inc.                                         6,143,922
147,700   Weyerhaeuser Co. (O)                                        10,154,375
                                                                    ------------
                                                                      47,951,787
                                                                    ------------
          TELECOMMUNICATION SERVICES - 4.52%
329,900   Alltell Corp.                                               21,479,789
706,000   SBC Communications, Inc.                                    16,922,820
533,335   Verizon Communications, Inc.                                17,434,721
                                                                    ------------
                                                                      55,837,330
                                                                    ------------
          UTILITIES - 3.86%
130,700   Ameren Corp.                                                 6,991,143
237,500   Consolidated Edison, Inc. (O)                               11,530,625
 72,500   Dominion Resources, Inc.                                     6,245,150
230,800   FPL Group, Inc.                                             10,986,080

              See accompanying Notes to Portfolios of Investments.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

                                                                       Value
Shares                                                               (Note 1)
------                                                            --------------
COMMON STOCKS (CONTINUED)

             UTILITIES (CONTINUED)
   266,400   Progress Energy, Inc. (O)                            $   11,921,400
                                                                  --------------
                                                                      47,674,398
                                                                  --------------
             TOTAL COMMON STOCKS
             (Cost $956,769,801)                                   1,201,702,523
                                                                  --------------

INVESTMENT COMPANIES - 6.51%

         3   J.P. Morgan Prime Money
             Market Fund                                                       3
         1   Nations Cash Reserves Fund                                        1
31,353,417   SSgA Prime Money Market Fund                             31,353,417
49,042,161   State Street Navigator Securities
             Lending Portfolio (I)                                    49,042,161
                                                                  --------------
             TOTAL INVESTMENT COMPANIES
             (Cost $80,395,581)                                       80,395,581
                                                                  --------------

TOTAL INVESTMENTS - 103.79%
(Cost $1,037,165,382**)                                            1,282,098,104
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (3.79)%                           (46,858,394)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,235,239,710
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $1,037,320,656.

(I)  Represents collateral held in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depository Receipt.

PLC  Public Limited Company.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

22


     CAPITAL APPRECIATION STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS - 97.85%

            CONSUMER DISCRETIONARY - 11.63%
  188,600   Brinker International, Inc.                             $  7,083,816
  154,700   Carnival Corp.                                             7,731,906
  113,880   Discovery Holding Co., Class A (O) *                       1,644,427
  148,500   Home Depot, Inc.                                           5,663,790
  246,800   Kohl's Corp. *                                            12,384,424
1,138,800   Liberty Media Corp., Class A *                             9,167,340
  105,000   Target Corp.                                               5,452,650
  352,800   Tiffany & Co. (O)                                         14,030,856
  310,400   Time Warner, Inc.                                          5,621,344
  248,300   Viacom, Inc., Class B                                      8,196,383
  166,600   Walt Disney Co.                                            4,020,058
                                                                    ------------
                                                                      80,996,994
                                                                    ------------
            CONSUMER STAPLES - 9.47%
  307,400   Coca-Cola Co.                                             13,276,606
  148,400   CVS Corp.                                                  4,305,084
  168,000   Estee Lauder Cos., Inc., Class A                           5,851,440
   72,700   General Mills, Inc. (O)                                    3,504,140
  288,300   Kraft Foods, Inc., Class A (O)                             8,819,097
  215,800   Procter & Gamble Co.                                      12,831,468
  140,600   Sysco Corp. (O)                                            4,410,622
  296,100   Wal-Mart Stores, Inc.                                     12,975,102
                                                                    ------------
                                                                      65,973,559
                                                                    ------------
            ENERGY - 11.11%
  135,370   Apache Corp.                                              10,182,531
  131,100   Chevron Corp.                                              8,486,103
  253,400   ConocoPhillips                                            17,715,194
  158,900   Exxon Mobil Corp.                                         10,096,506
  149,600   Marathon Oil Corp.                                        10,311,928
   82,600   Noble Corp. (O)                                            5,654,796
  121,800   Weatherford International, Ltd. (O) *                      8,362,788
  144,233   XTO Energy, Inc. (O)                                       6,536,640
                                                                    ------------
                                                                      77,346,486
                                                                    ------------
            FINANCIALS - 18.57%
  103,700   ACE, Ltd.                                                  4,881,159
  209,000   American International Group, Inc.                        12,949,640
  318,000   Bank of America Corp.                                     13,387,800
  207,200   Bank of New York Co., Inc.                                 6,093,752
   47,600   Chubb Corp.                                                4,262,580
  460,000   Citigroup, Inc.                                           20,939,200
   88,600   Fifth Third Bancorp (O)                                    3,254,278
  155,900   Freddie Mac                                                8,802,114
   78,400   Goldman Sachs Group, Inc.                                  9,531,872
   98,600   J.P. Morgan Chase & Co.                                    3,345,498
   90,800   Marsh & McLennan Cos., Inc.                                2,759,412
  175,400   Metlife, Inc.                                              8,740,182
  195,500   U.S. Bancorp                                               5,489,640
   91,800   Wachovia Corp.                                             4,368,762
  209,100   Wells Fargo & Co.                                         12,246,987
   67,000   XL Capital, Ltd., Class A (O)                              4,558,010
   51,400   Zions Bancorp. (O)                                         3,660,194
                                                                    ------------
                                                                     129,271,080
                                                                    ------------
            HEALTH CARE - 11.69%
  234,200   Abbott Laboratories                                        9,930,080
  353,500   Applera Corp. - Applied Biosystems Group (O)               8,215,340
  177,700   Boston Scientific Corp. *                               $  4,152,849
   89,600   Community Health Systems, Inc. (O) *                       3,477,376
   69,800   Genzyme Corp. *                                            5,000,472
  150,100   Health Management Associates, Inc., Class A                3,522,847
   45,570   Hospira, Inc. *                                            1,867,003
  313,400   IMS Health, Inc.                                           7,888,278
  176,200   Johnson & Johnson                                         11,149,936
  137,500   MedImmune, Inc. *                                          4,626,875
   66,100   Merck & Co., Inc.                                          1,798,581
  331,602   Pfizer, Inc.                                               8,280,102
   43,600   Triad Hospitals, Inc. *                                    1,973,772
  204,900   Wyeth                                                      9,480,723
                                                                    ------------
                                                                      81,364,234
                                                                    ------------
            INDUSTRIALS - 10.89%
   99,100   CSX Corp.                                                  4,606,168
  219,000   Dover Corp.                                                8,933,010
   81,600   FedEx Corp.                                                7,109,808
   69,100   General Dynamics Corp.                                     8,260,905
  502,600   General Electric Co.                                      16,922,542
  151,900   Honeywell International, Inc.                              5,696,250
  102,000   Illinois Tool Works, Inc.                                  8,397,660
  235,000   Masco Corp.                                                7,209,800
  115,000   Tyco International, Ltd.                                   3,202,750
  192,000   Waste Management, Inc.                                     5,493,120
                                                                    ------------
                                                                      75,832,013
                                                                    ------------
            INFORMATION TECHNOLOGY - 16.55%
  119,900   ADC Telecommunications, Inc. (O) *                         2,740,914
   68,800   Affiliated Computer Services, Inc., Class A (O) *          3,756,480
  351,100   Altera Corp. *                                             6,709,521
   94,200   Autodesk, Inc.                                             4,374,648
  424,300   Cadence Design Systems, Inc. (O) *                         6,856,688
  291,600   Celestica, Inc. (O) *                                      3,297,996
  377,100   Cisco Systems, Inc. *                                      6,761,403
  232,600   Dell, Inc. *                                               7,954,920
  530,400   EMC Corp./Massachusetts *                                  6,863,376
  177,765   First Data Corp.                                           7,110,600
   16,827   Freescale Semiconductor, Inc., Class B *                     396,781
  276,500   Hewlett-Packard Co.                                        8,073,800
  204,800   Intel Corp.                                                5,048,320
   82,500   International Business Machines Corp.                      6,618,150
  138,700   Kla-Tencor Corp.                                           6,763,012
  396,000   Micron Technology, Inc. (O) *                              5,266,800
  613,300   Microsoft Corp.                                           15,780,209
  254,600   Motorola, Inc.                                             5,624,114
   92,800   Novellus Systems, Inc. *                                   2,327,424
  127,584   Symantec Corp. *                                           2,891,053
                                                                    ------------
                                                                     115,216,209
                                                                    ------------
            MATERIALS - 2.76%
   65,900   Alcoa, Inc.                                                1,609,278
  106,100   Georgia-Pacific Group                                      3,613,766
  136,600   Praxair, Inc.                                              6,547,238
  181,000   Rohm and Haas Co.                                          7,444,530
                                                                    ------------
                                                                      19,214,812
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

           CAPITAL APPRECIATION STOCK FUND -- PORTFOLIO OF INVESTMENTS
                             (UNAUDITED) (CONTINUED)

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS (CONTINUED)

             TELECOMMUNICATION SERVICES - 2.97%
    85,800   BellSouth Corp.                                        $  2,256,540
   140,200   CenturyTel, Inc.                                          4,904,196
   161,800   SBC Communications, Inc.                                  3,878,346
   164,700   Sprint Nextel Corp.                                       3,916,566
   174,900   Verizon Communications, Inc.                              5,717,481
                                                                    ------------
                                                                      20,673,129
                                                                    ------------
             UTILITIES - 2.21%
   157,800   AES Corp. *                                               2,592,654
   268,200   FPL Group, Inc.                                          12,766,320
                                                                    ------------
                                                                      15,358,974
                                                                    ------------
             TOTAL COMMON STOCKS
             (Cost $572,140,736)                                     681,247,490
                                                                    ------------

INVESTMENT COMPANIES - 8.00%
         1   J.P. Morgan Prime Money Market Fund                               1
14,408,152   SSgA Prime Money Market Fund                             14,408,152
41,250,244   State Street Navigator Securities
             Lending Portfolio (I)                                    41,250,244
                                                                    ------------
             TOTAL INVESTMENT COMPANIES
             (Cost $55,658,397)                                       55,658,397
                                                                    ------------

TOTAL INVESTMENTS - 105.85%
(Cost $627,799,133**)                                                736,905,887
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (5.85)%                           (40,742,022)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $696,163,865
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $627,799,133.

(I)  Represents collateral held in connection with securities lending.

(O)  All (or portion of security) on loan.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

S
24


            MID-CAP STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS - 95.17%

          CONSUMER DISCRETIONARY - 11.87%
 16,400   Advo, Inc.                                                 $   513,156
130,000   Belo Corp., Class A                                          2,971,800
 56,100   Brinker International, Inc.                                  2,107,116
 20,100   Cato Corp., Class A                                            400,593
  7,950   CEC Entertainment, Inc. *                                      252,492
 16,541   Federated Department Stores, Inc.                            1,106,097
144,900   Interpublic Group of Cos., Inc. *                            1,686,636
 10,700   J.C. Penney Co., Inc.                                          507,394
 82,200   Jones Apparel Group, Inc.                                    2,342,700
 66,200   Linens 'N Things, Inc. (O) *                                 1,767,540
 11,800   Matthews International Corp., Class A                          445,922
 13,200   Modine Manufacturing Co.                                       484,176
155,300   Newell Rubbermaid, Inc. (O)                                  3,517,545
 44,000   O'Reilly Automotive, Inc. *                                  1,239,920
 52,700   Outback Steakhouse, Inc.                                     1,928,820
 24,800   Ruby Tuesday, Inc. (O)                                         539,648
 26,300   Stage Stores, Inc.                                             706,681
 10,700   Standard-Pacific Corp.                                         443,657
 62,000   Talbots, Inc. (O)                                            1,855,040
 27,500   Tempur-Pedic International, Inc. (O) *                         325,600
 64,200   Tiffany & Co.                                                2,553,234
 91,300   TJX Cos., Inc.                                               1,869,824
 11,400   Valassis Communications, Inc. *                                444,372
 20,300   WCI Communities, Inc. *(O)                                     575,911
 23,100   Yankee Candle Co., Inc.                                        565,950
                                                                     -----------
                                                                      31,151,824
                                                                     -----------
          CONSUMER STAPLES - 5.07%
 26,000   Casey's General Stores, Inc.                                   603,200
 49,200   Clorox Co.                                                   2,732,568
 37,800   Estee Lauder Cos., Inc., Class A                             1,316,574
168,400   Hain Celestial Group, Inc. (O) *                             3,266,960
 34,900   Herbalife, Ltd. *                                            1,051,886
 19,400   Hormel Foods Corp.                                             640,006
 55,200   McCormick & Co., Inc. (O)                                    1,801,176
 27,500   NBTY, Inc. *                                                   646,250
 39,200   Sara Lee Corp.                                                 742,840
 13,300   Universal Corp./Richmond VA                                    516,439
                                                                     -----------
                                                                      13,317,899
                                                                     -----------
          ENERGY - 11.40%
 20,300   Amerada Hess Corp.                                           2,791,250
 15,200   Arch Coal, Inc. (O)                                          1,026,000
 59,200   BJ Services Co.                                              2,130,607
 21,750   Encore Acquisition Co. *                                       844,988
 62,300   ENSCO International, Inc.                                    2,902,557
 28,500   EOG Resources, Inc.                                          2,134,650
 43,800   Forest Oil Corp. *                                           2,281,980
 45,600   Marathon Oil Corp.                                           3,143,208
 62,000   Pioneer Natural Resources Co. (O)                            3,405,040
 16,300   Plains Exploration and Production Co. *                        697,966
 72,600   Smith International, Inc.                                    2,418,306
 34,900   Valero Energy Corp.                                          3,945,794
 30,100   Vintage Petroleum, Inc.                                      1,374,366
 18,500   Whiting Petroleum Corp. *                                      811,040
                                                                     -----------
                                                                      29,907,752
                                                                     -----------
          FINANCIALS - 23.91%
 14,800   American Capital Strategies, Ltd. (O)                      $   542,568
 56,100   AmSouth Bancorp.                                             1,417,086
 21,300   Arthur J. Gallagher & Co. (O)                                  613,653
 57,576   Associated Banc-Corp. (O)                                    1,754,916
 46,800   Assured Guaranty, Ltd.                                       1,119,924
 39,200   Bear Stearns Cos., Inc.                                      4,302,200
 63,000   Colonial BancGroup, Inc.                                     1,411,200
 40,100   Compass Bancshares, Inc.                                     1,837,783
 16,100   Cousins Properties, Inc., REIT                                 486,542
 12,900   Delphi Financial Group, Class A                                603,720
 36,100   Equity Residential, REIT                                     1,366,385
 82,500   Federated Investors, Inc., Class B                           2,741,475
 41,400   First Horizon National Corp. (O)                             1,504,890
 10,900   First Midwest Bancorp, Inc.                                    405,916
 49,100   FirstMerit Corp.                                             1,315,389
  9,800   IPC Holdings, Ltd.                                             319,970
 56,900   Jefferson-Pilot Corp.                                        2,911,573
 12,500   M&T Bank Corp.                                               1,321,375
 67,000   Marshall & Ilsley Corp.                                      2,915,170
  8,000   MB Financial, Inc. (O)                                         311,840
 41,500   MBIA, Inc.                                                   2,515,730
 33,400   NewAlliance Bancshares, Inc.                                   488,976
 34,700   North Fork Bancorp., Inc.                                      884,850
 43,000   PartnerRe, Ltd.                                              2,754,150
 24,600   Platinum Underwriters Holdings, Ltd. (Bermuda)                 735,294
 82,600   Principal Financial Group                                    3,912,762
 47,700   Protective Life Corp.                                        1,964,286
 23,800   PS Business Parks, Inc., REIT                                1,090,040
 58,000   Radian Group, Inc.                                           3,079,800
 11,400   RAIT Investment Trust, REIT (O)                                324,900
 18,100   Realty Income Corp., REIT (O)                                  432,771
 22,000   Reinsurance Group of America, Inc.                             983,400
 62,400   Safeco Corp.                                                 3,330,912
 28,400   Scottish Re Group Ltd. (O)                                     677,056
 21,900   SL Green Realty Corp., REIT (O)                              1,493,142
 49,100   TCF Financial Corp. (O)                                      1,313,425
 14,600   Texas Regional Bancshares, Inc., Class A                       420,334
 46,400   Torchmark Corp.                                              2,451,312
 23,500   Universal American Financial Corp. Corp. (O) *                 534,390
 35,900   U-Store-It Trust, REIT                                         727,693
 18,000   Ventas, Inc., REIT                                             579,600
 13,300   Webster Financial Corp.                                        597,968
  9,400   Westamerica Bancorp.                                           485,510
 24,600   Zions Bancorp.                                               1,751,766
                                                                     -----------
                                                                      62,733,642
                                                                     -----------
          HEALTH CARE - 6.66%
 16,600   Amsurg Corp. *                                                 454,176
 39,900   Becton Dickinson & Co.                                       2,091,957
 40,300   Community Health Systems, Inc. (O) *                         1,564,043
  8,400   DENTSPLY International, Inc.                                   453,768
  8,800   Diagnostic Products Corp.                                      464,024
 47,412   Fisher Scientific International, Inc. *                      2,941,915
 37,300   Health Management Associates, Inc., Class A                    875,431
 35,300   Hospira, Inc. *                                              1,446,241
 30,400   Idexx Laboratories, Inc. (O) *                               2,033,152

              See accompanying Notes to Portfolios of Investments.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS (CONTINUED)

             HEALTH CARE (CONTINUED)
    44,900   Omnicare, Inc.                                         $  2,524,727
    14,000   PolyMedica Corp.                                            489,160
    29,600   Triad Hospitals, Inc. *                                   1,339,992
    21,400   Watson Pharmaceuticals, Inc. *                              783,454
                                                                    ------------
                                                                      17,462,040
                                                                    ------------
             INDUSTRIALS - 13.41%
    26,900   Acuity Brands, Inc. (O)                                     798,123
    32,600   Airtran Holdings, Inc. (O) *                                412,716
    17,200   Albany International Corp., Class A                         634,164
    56,200   Avery Dennison Corp.                                      2,944,318
    17,900   Carlisle Cos., Inc.                                       1,137,903
    75,000   CSX Corp.                                                 3,486,000
     8,100   Curtiss-Wright Corp.                                        499,851
    25,725   Genesee & Wyoming, Inc., Class A *                          815,483
    72,500   Ingersoll-Rand Co., Ltd., Class A                         2,771,675
    75,600   Manpower, Inc.                                            3,355,884
    56,600   Masco Corp.                                               1,736,488
    17,500   Mueller Industries, Inc.                                    485,975
    33,700   Parker-Hannifin Corp.                                     2,167,247
    67,000   R. R. Donnelley & Sons Co.                                2,483,690
    99,500   Republic Services, Inc.                                   3,511,355
    25,600   Simpson Manufacturing Co., Inc. (O)                       1,001,984
    39,000   Teleflex, Inc. (O)                                        2,749,500
    28,900   United Stationers, Inc. *                                 1,383,154
    44,700   W.W. Grainger, Inc.                                       2,812,524
                                                                    ------------
                                                                      35,188,034
                                                                    ------------
             INFORMATION TECHNOLOGY - 8.40%
    43,100   Affiliated Computer Services, Inc., Class A *             2,353,260
   105,300   Andrew Corp. (O) *                                        1,174,095
    68,000   Arrow Electronics, Inc. *                                 2,132,480
   190,900   Atmel Corp. (O) *                                           393,254
    25,600   ATMI, Inc. (O) *                                            793,600
   110,500   Avaya, Inc. *                                             1,138,150
    32,925   Belden CDT, Inc. (O)                                        639,733
    10,200   Black Box Corp.                                             427,992
    26,900   Computer Sciences Corp. *                                 1,272,639
    78,300   Convergys Corp. *                                         1,125,171
     8,100   Diebold, Inc.                                               279,126
    24,500   Electronics for Imaging *                                   562,030
    12,400   Intergraph Corp. (O) *                                      554,404
    78,300   Intersil Corp., Class A (O)                               1,705,374
    96,900   LSI Logic Corp. *                                           954,465
    15,700   MAXIMUS, Inc.                                               561,275
    29,200   Molex, Inc. (O)                                             779,056
    22,900   NAM TAI Electronics, Inc. (O)                               582,347
    62,500   Reynolds and Reynolds Co., Class A                        1,713,125
   199,300   Tellabs, Inc. *                                           2,096,636
    18,900   Varian Semiconductor Equipment Associates,
             Inc. (O) *                                                  800,793
                                                                    ------------
                                                                      22,039,005
                                                                    ------------
             MATERIALS - 7.21%
    10,300   Aber Diamond Corp. (O)                                      377,289
    49,000   Air Products & Chemicals, Inc.                            2,701,860
    11,000   Aptargroup, Inc.                                            547,910
     8,200   Ashland, Inc.                                               452,968
    14,600   Bemis Co.                                                   360,620
    51,100   Bowater, Inc. (O)                                      $  1,444,597
    15,700   Compass Minerals International, Inc.                        361,100
    12,500   Inco, Ltd. (O)                                              591,875
    32,000   Martin Marietta Materials, Inc.                           2,510,720
    16,300   Meridian Gold, Inc. (O) *                                   357,133
    40,700   Novelis, Inc.                                               872,608
     9,000   Nucor Corp. (O)                                             530,910
    38,000   PPG Industries, Inc.                                      2,249,220
    49,000   Rohm and Haas Co.                                         2,015,370
   113,800   Smurfit-Stone Container Corp. *                           1,178,968
   105,400   Valspar Corp.                                             2,356,744
                                                                    ------------
                                                                      18,909,892
                                                                    ------------
             TELECOMMUNICATION SERVICES - 1.20%
    90,000   CenturyTel, Inc.                                          3,148,200
                                                                    ------------
             UTILITIES - 6.04%
    71,700   AES Corp. *                                               1,178,031
    77,800   Alliant Energy Corp.                                      2,266,314
    23,200   Ameren Corp.                                              1,240,968
    66,900   CMS Energy Corp. *                                        1,100,505
    68,000   Constellation Energy Group, Inc.                          4,188,800
     9,800   New Jersey Resources Corp.                                  450,604
    49,900   Pepco Holdings, Inc.                                      1,161,173
    29,650   PNM Resources, Inc.                                         850,066
    22,200   Weststar Energy, Inc.                                       535,686
    13,400   WGL Holdings, Inc.                                          430,542
    60,900   Wisconsin Energy Corp.                                    2,431,128
                                                                    ------------
                                                                      15,833,817
                                                                    ------------
             TOTAL COMMON STOCKS
             (Cost $199,574,422)                                     249,692,105
                                                                    ------------
INVESTMENT COMPANIES - 17.64%
11,998,032   SSgA Prime Money Market Fund                             11,998,032
34,287,415   State Street Navigator Securities
             Lending Portfolio (I)                                    34,287,415
                                                                    ------------
             TOTAL INVESTMENT COMPANIES
             (Cost $46,285,447)                                       46,285,447
                                                                    ------------

TOTAL INVESTMENTS - 112.81%
(Cost $245,859,869**)                                                295,977,552
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (12.81%)                          (33,619,820)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $262,357,732
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $245,917,309.

(I)  Represents collateral held in connection with securities lending.

(O)  All (or portion of security) on loan.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

26


       MULTI-CAP GROWTH STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS - 96.36%

          CONSUMER DISCRETIONARY - 9.10%
 41,800   aQuantive, Inc. (O) *                                     $    841,434
 49,200   Chico's FAS, Inc. *                                          1,810,560
 51,600   D.R. Horton, Inc.                                            1,868,952
 41,400   Education Management Corp. *                                 1,334,736
 21,500   Electronics Boutique Holdings Corp. (O) *                    1,351,060
 31,300   Fastenal Co. (O)                                             1,912,117
 41,840   GameStop Corp., Class B *                                    1,187,838
 86,220   Geox SpA                                                       862,382
 76,200   La Quinta Corp. *                                              662,178
 61,550   Omnicom Group                                                5,147,426
 25,000   Paccar, Inc.                                                 1,697,250
 12,080   Red Robin Gourmet Burgers, Inc. (O) *                          553,747
  3,620   Standard-Pacific Corp.                                         150,266
 13,500   Wynn Resorts, Ltd. (O) *                                       609,525
341,440   XM Satellite Radio Holdings, Inc., Class A (O) *            12,261,110
                                                                    ------------
                                                                      32,250,581
                                                                    ------------
          CONSUMER STAPLES - 2.10%
125,060   Procter & Gamble Co.                                         7,436,068
                                                                    ------------

          ENERGY - 8.79%
 10,200   Alon USA Energy, Inc. (O) *                                    246,330
 18,180   Arch Coal, Inc. (O)                                          1,227,150
 20,975   Cabot Oil & Gas Corp.                                        1,059,447
 56,800   Cameco Corp. (O)                                             3,038,800
 35,600   EOG Resources, Inc.                                          2,666,440
 95,720   Halliburton Co.                                              6,558,734
261,660   Petro-Canada                                                10,919,072
 47,220   Petroleo Brasileiro, S.A., ADR (O)                           3,375,758
 45,033   XTO Energy, Inc.                                             2,040,896
                                                                    ------------
                                                                      31,132,627
                                                                    ------------
          FINANCIALS - 12.97%
 11,900   Affiliated Managers Group (O) *                                861,798
 22,610   Arch Capital Group, Ltd. *                                   1,121,230
 59,990   Capital One Financial Corp.                                  4,770,405
 24,880   CB Richard Ellis Group, Inc., Class A *                      1,224,096
 24,300   Chicago Mercantile Exchange Holdings, Inc.                   8,196,390
376,862   Countrywide Financial Corp.                                 12,428,909
 62,650   Franklin Resources, Inc.                                     5,260,094
 89,730   Legg Mason, Inc.                                             9,842,483
 51,220   Nasdaq Stock Market, Inc. (O) *                              1,298,427
 24,510   Nuveen Investments, Inc., Class A (O)                          965,449
                                                                    ------------
                                                                      45,969,281
                                                                    ------------
          HEALTH CARE - 20.12%
 47,640   Abgenix, Inc. (O) *                                            604,075
 44,210   Alkermes, Inc. (O) *                                           742,728
124,700   Amgen, Inc. *                                                9,934,849
 32,820   Amylin Pharmaceuticals, Inc. (O) *                           1,141,808
 42,300   Applera Corp. - Applied Biosystems Group                       983,052
324,770   AstraZeneca PLC, ADR                                        15,296,667
 41,900   Biomet, Inc.                                              $  1,454,349
 26,500   Cephalon, Inc. (O) *                                         1,230,130
 17,580   Covance, Inc. *                                                843,664
 47,200   DaVita, Inc. *                                               2,174,504
 33,080   Digene Corp. (O) *                                             942,780
 22,200   Foxhollow Technologies, Inc. (O)*                            1,056,942
  5,400   Health Net. Inc. *                                             251,770
  1,440   HealthTronics, Inc. (O) *                                       14,342
 32,470   Hologic, Inc. (O) *                                          1,875,143
236,810   Medtronic, Inc.                                             12,697,752
 16,030   Mentor Corp. (O)                                               881,810
 18,840   Pharmaceutical Product Development, Inc.                     1,083,489
327,040   Schering-Plough Corp.                                        6,884,192
199,740   UnitedHealth Group, Inc.                                    11,225,388
                                                                    ------------
                                                                      71,319,434
                                                                    ------------
          INDUSTRIALS - 12.64%
 20,720   Advisory Board Co. (O) *                                     1,078,269
129,320   Boeing Co.                                                   8,787,294
 32,500   C. H. Robinson Worldwide, Inc.                               2,083,900
 16,000   Corporate Executive Board Co.                                1,247,680
 25,770   Corrections Corp. of America (O) *                           1,023,069
109,580   Danaher Corp.                                                5,898,691
 32,600   Expeditors International Washington, Inc.                    1,851,028
 63,390   General Dynamics Corp.                                       7,578,274
273,980   General Electric Co.                                         9,224,907
 17,090   Gol Linhas Aereas Inteligentes S.A., ADR (O)                   554,570
 14,340   Jacobs Engineering Group, Inc. *                               966,516
 36,310   Knight Transportation, Inc. (O)                                884,512
 74,500   Robert Half International, Inc.                              2,651,455
 16,680   Stericycle, Inc. *                                             953,262
                                                                    ------------
                                                                      44,783,427
                                                                    ------------
          INFORMATION TECHNOLOGY - 29.68%
 48,000   Amdocs, Ltd. *                                               1,331,040
 26,800   CDW Corp.                                                    1,579,056
 31,800   Cognizant Technology Solutions Corp., Class A *              1,481,562
 32,700   Cognos, Inc. *                                               1,273,011
323,970   Dell, Inc. *                                                11,079,774
229,170   Electronic Arts, Inc. *                                     13,037,481
 17,760   F5 Networks, Inc. *                                            772,027
 30,650   Google, Inc., Class A *                                      9,699,499
 39,260   Insight Enterprises, Inc. *                                    730,236
 79,800   Jabil Circuit, Inc. *                                        2,467,416
 47,100   Linear Technology Corp.                                      1,770,489
 47,420   Logitech International S.A., ADR (O)*                        1,932,365
 54,730   MEMC Electronic Materials, Inc. *                            1,247,297
 29,000   Microsemi Corp. (O) *                                          740,660
313,050   Microsoft Corp.                                              8,054,776
 68,800   Monster Worldwide, Inc. *                                    2,112,848
 13,010   NAVTEQ Corp. *                                                 649,850
277,030   Network Appliance, Inc. *                                    6,576,692
 58,200   Nvidia Corp. *                                               1,995,096
194,630   Opsware, Inc. (O) *                                          1,010,130
 52,600   Pixar *                                                      2,341,226

              See accompanying Notes to Portfolios of Investments.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

             MULTI-CAP GROWTH STOCK FUND -- PORTFOLIO OF INVESTMENTS
                             (UNAUDITED) (CONTINUED)

                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS (CONTINUED)

             INFORMATION TECHNOLOGY (CONTINUED)
   145,730   Qualcomm, Inc.                                         $  6,521,418
   198,590   Red Hat, Inc. (O) *                                       4,208,122
    59,200   Redback Networks, Inc. (O) *                                587,264
    58,800   Research In Motion, Ltd. *                                4,021,920
    37,710   Salesforce.com, Inc. (O) *                                  871,855
    48,700   SanDisk Corp. *                                           2,349,775
       320   Take-Two Interactive Software, Inc. (O) *                     7,069
    53,460   THQ, Inc. (O) *                                           1,139,767
    78,800   VeriFone Holdings, Inc. (O) *                             1,584,668
   353,370   Yahoo!, Inc. *                                           11,958,041
     1,400   Zebra Technologies Corp., Class A *                          54,124
                                                                    ------------
                                                                     105,186,554
                                                                    ------------
             TELECOMMUNICATION SERVICES - 0.96%
    57,100   Alamosa Holdings, Inc. *                                    976,981
    97,100   American Tower Corp., Class A *                           2,422,645
                                                                    ------------
                                                                       3,399,626
                                                                    ------------
             TOTAL COMMON STOCKS
             (Cost $284,272,498)                                     341,477,598
                                                                    ------------

INVESTMENT COMPANIES - 15.87%
     7,800   Oil Service HOLDRs Trust (O)                                967,200
 7,565,375   SSgA Prime Money Market Fund                              7,565,375
47,699,921   State Street Navigator Securities
             Lending Portfolio (I)                                    47,699,921
                                                                    ------------
             TOTAL INVESTMENT COMPANIES
             (Cost $56,016,616)                                       56,232,496
                                                                    ------------

TOTAL INVESTMENTS - 112.23%
(Cost $340,289,114**)                                                397,710,094
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (12.23)%                          (43,327,517)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $354,382,577
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $340,646,140.

(I)  Represents collateral held in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depository Receipt.

PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

28


         GLOBAL SECURITIES FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                         Value
Shares                                                                 (Note 1)
------                                                                ----------
COMMON STOCKS - 94.87%
         AUSTRALIA - 0.55%
 4,711   Australia & New Zealand Banking
         Group, Ltd.                                                  $   86,415
50,057   Macquarie Airports                                              125,489
                                                                      ----------
                                                                         211,904
                                                                      ----------
         BERMUDA - 1.19%
 6,837   ACE, Ltd.                                                       321,818
 1,400   Everest Re Group, Ltd.                                          137,060
                                                                      ----------
                                                                         458,878
                                                                      ----------
         BRAZIL - 1.04%
10,380   Empressa Brasileira de Aeronautica
         S.A., ADR                                                       400,668
                                                                      ----------
         CANADA - 2.16%
11,600   Husky Energy, Inc.                                              645,172
 3,547   Manulife Financial Corp.                                        189,426
                                                                      ----------
                                                                         834,598
                                                                      ----------
         FINLAND - 0.44%
 6,600   Fortum OYJ                                                      132,903
 1,025   Neste Oil OYJ *                                                  38,104
                                                                      ----------
                                                                         171,007
                                                                      ----------
         FRANCE - 7.72%
 1,860   Cie Generale d'Optique Essilor
         International S.A.                                              154,528
11,330   European Aeronautic Defense and
         Space Co. N.V.                                                  403,021
 9,542   France Telecom S.A.                                             274,757
 5,240   JC Decaux S.A. *                                                116,006
 5,210   LVMH Moet Hennessy Louis
         Vuitton S.A.                                                    430,960
 7,470   Sanofi-Aventis                                                  619,254
 2,970   Societe Generale                                                340,037
 7,540   Technip S.A.                                                    447,677
   710   Total S.A.                                                      194,424
                                                                      ----------
                                                                       2,980,664
                                                                      ----------
         GERMANY - 2.91%
 2,954   Allianz AG                                                      400,148
 2,260   SAP AG                                                          391,870
 4,281   Siemens AG                                                      330,886
                                                                      ----------
                                                                       1,122,904
                                                                      ----------
         HONG KONG - 1.36%
86,200   Hong Kong and China Gas                                         177,802
15,000   Hutchison Whampoa, Ltd.                                         155,280
32,216   Television Broadcasts, Ltd.                                     193,330
                                                                      ----------
                                                                         526,412
                                                                      ----------
         INDIA - 2.99%
60,800   Hindustan Lever, Ltd.                                           250,516
 7,525   ICICI Bank, Ltd., ADR                                           212,581
 8,285   Infosys Technologies, Ltd.                                      474,317
54,800   ZEE Telefilms, Ltd.                                             215,323
                                                                      ----------
                                                                       1,152,737
                                                                      ----------
         IRELAND - 0.48%
13,460   Anglo Irish Bank Corp. PLC                                   $  183,456
                                                                      ----------
         ITALY - 0.49%
 6,400   ENI SpA                                                         190,690
                                                                      ----------
         JAPAN - 9.95%
 2,200   Canon, Inc.                                                     119,034
 8,200   Chugai Pharmaceutical Co., Ltd.                                 156,697
 5,200   Credit Saison Co., Ltd.                                         228,571
 1,300   Fanuc, Ltd.                                                     105,336
 2,400   Hoya Corp.                                                       79,862
 7,200   Hoya Corp. (Q)                                                  245,306
 5,000   JGC Corp.                                                        91,575
    82   KDDI Corp.                                                      463,216
   700   Keyence Corp.                                                   176,336
 5,400   Murata Manufacturing Co., Ltd.                                  301,708
   900   Nidec Corp.                                                      53,621
   900   Nidec Corp. (Q)                                                  52,986
   800   Nintendo Co., Ltd.                                               93,490
    62   Resona Holdings, Inc. *                                         160,342
20,000   Shionogi & Co., Ltd.                                            272,739
11,000   Shiseido Co., Ltd.                                              158,842
10,600   Sony Corp.                                                      348,983
 4,100   Square Enix Co., Ltd.                                           113,633
 1,600   Takeda Pharmaceutical Co., Ltd.                                  95,468
 7,300   Toyota Motor Corp.                                              335,055
 3,500   Trend Micro, Inc.                                               110,905
    32   Yahoo! Japan Corp.                                               37,566
    32   Yahoo! Japan Corp. (Q)                                           38,131
                                                                      ----------
                                                                       3,839,402
                                                                      ----------
         MEXICO - 1.18%
41,700   Grupo Modelo S.A., Series C                                     134,469
 4,473   Grupo Televisa S.A., ADR                                        320,759
                                                                      ----------
                                                                         455,228
                                                                      ----------
         NETHERLANDS - 1.11%
16,100   Koninklijke Philips Electronics N.V                             429,230
                                                                      ----------
         NORWAY - 0.52%
14,900   Tandberg ASA                                                    199,429
                                                                      ----------
         PORTUGAL - 0.26%
36,484   Energias de Portugal S.A.                                       102,062
                                                                      ----------
         SINGAPORE - 0.45%
63,659   Singapore Press Holdings, Ltd.                                  174,001
                                                                      ----------
         SOUTH KOREA - 2.61%
 3,350   Hyundai Heavy Industries                                        249,362
   680   Samsung Electronics Co., Ltd.                                   383,540
17,100   SK Telecom Co., Ltd., ADR                                       373,464
                                                                      ----------
                                                                       1,006,366
                                                                      ----------
         SPAIN - 0.52%
 6,800   Inditex S.A.                                                    200,230
                                                                      ----------

              See accompanying Notes to Portfolios of Investments.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS (CONTINUED)
          SWEDEN - 5.10%
 19,500   Hennes & Mauritz AB                                        $   697,365
  8,186   Investor AB, Series B                                          127,582
312,100   Telefonaktiebolaget LM Ericsson                              1,142,381
                                                                     -----------
                                                                       1,967,328
                                                                     -----------
          SWITZERLAND - 2.75%
  8,544   Credit Suisse Group                                            379,807
  4,181   Novartis AG                                                    212,942
  3,354   Roche Holding AG                                               467,843
                                                                     -----------
                                                                       1,060,592
                                                                     -----------
          TAIWAN - 0.56%
 26,149   Taiwan Semiconductor Manufacturing Co., Ltd., ADR              214,945
                                                                     -----------
          UNITED KINGDOM - 12.86%
 12,020   3I Group PLC                                                   166,742
  5,488   BP PLC, ADR                                                    388,825
 36,127   Cadbury Schweppes PLC                                          365,640
 62,350   DSG International PLC                                          166,035
  8,710   GUS PLC                                                        131,691
 21,720   HSBC Holdings PLC (Hong Kong)                                  353,649
 18,460   Pearson PLC                                                    215,250
 27,766   Prudential PLC                                                 252,769
 21,730   Reckitt Benckiser PLC                                          664,016
 19,707   Royal Bank of Scotland Group PLC                               561,052
 28,065   Smith & Nephew PLC                                             236,373
 26,112   The Peninsular & Oriental Steam Navigation Co.                 154,316
454,550   Vodafone Group PLC                                           1,186,315
 11,740   WPP Group PLC                                                  119,859
                                                                     -----------
                                                                       4,962,532
                                                                     -----------
          UNITED STATES - 35.67%
  3,300   3M Co.                                                         242,088
  6,800   Adobe Systems, Inc.                                            202,980
 25,400   Advanced Micro Devices, Inc. *                                 640,080
  4,000   Affymetrix, Inc. (O) *                                         184,920
  4,400   Altera Corp. *                                                  84,084
  1,400   Altria Group, Inc.                                             103,194
  3,000   Amazon.com, Inc. *                                             135,900
  6,270   American Express Co.                                           360,149
  4,950   Amgen, Inc. *                                                  394,367
  1,600   Amylin Pharmaceuticals, Inc. (O) *                              55,664
     75   Berkshire Hathaway, Inc., Class B *                            204,825
  3,100   Boeing Co.                                                     210,645
  7,400   Boston Scientific Corp. *                                      172,938
  4,700   Burlington Resources, Inc.                                     382,204
  9,371   Cadence Design Systems, Inc. *                                 151,435
  4,500   Carnival Corp.                                                 224,910
  5,116   Chevron Corp.                                                  331,159
  1,500   Circuit City Stores, Inc.                                       25,740
 12,100   Cisco Systems, Inc. *                                          216,953
  2,070   Citigroup, Inc.                                                 94,226
  6,200   Coach, Inc. *                                                  194,432
 23,500   Corning, Inc. *                                                454,255
  7,400   Cree, Inc. (O) *                                               185,148
 12,500   eBay, Inc. *                                                   515,000
  3,300   Emerson Electric Co.                                           236,940
  3,500   Express Scripts, Inc. *                                        217,700
  5,700   Eyetech Pharmaceuticals, Inc. (O) *                            102,372
  5,600   Gap, Inc.                                                       97,608
  2,800   Genentech, Inc. *                                              235,788
  2,700   Genzyme Corp. *                                                193,428
  7,560   Gilead Sciences, Inc. *                                        368,626
  5,100   Gillette Co.                                                   296,820
  8,100   GlobalSantaFe Corp.                                            369,522
  3,673   International Business Machines Corp.                          294,648
  8,100   International Game Technology                                  218,700
  3,300   International Rectifier Corp. *                                148,764
  3,700   Intuit, Inc. *                                                 165,797
  8,330   J.P. Morgan Chase & Co.                                        282,637
  4,600   Juniper Networks, Inc. *                                       109,434
  2,900   Lockheed Martin Corp.                                          177,016
  1,500   Medtronic, Inc.                                                 80,430
 20,600   Microsoft Corp.                                                530,038
  7,600   Morgan Stanley                                                 409,944
    800   Nektar Therapeutics *                                           13,560
  2,202   Nektar Therapeutics *(C)(K)(L)                                  29,859
  7,500   Northern Trust Corp.                                           379,125
  3,100   Northrop Grumman Corp.                                         168,485
 28,200   Novell, Inc. *                                                 210,090
  6,860   Pfizer, Inc.                                                   171,294
  7,400   Qualcomm, Inc.                                                 331,150
  5,900   Quest Diagnostics, Inc.                                        298,186
  6,100   Raytheon Co.                                                   231,922
  1,700   Silicon Laboratories, Inc. (O) *                                51,663
 66,500   Sirius Satellite Radio, Inc. (O) *                             435,575
  3,500   Starbucks Corp. *                                              175,350
 38,000   Sun Microsystems, Inc. *                                       148,960
  2,600   Tiffany & Co.                                                  103,402
  8,700   Transocean, Inc. *                                             533,397
  3,900   Wyeth                                                          180,453
                                                                     -----------
                                                                      13,765,979
                                                                     -----------
          TOTAL COMMON STOCKS
          (Cost $28,849,234)                                          36,611,242
                                                                     -----------

COMMON STOCK UNIT - 0.54%
          MEXICO - 0.54%
 30,000   Fomento Economico Mexicano, S.A.
          de C.V.                                                        208,965
                                                                     -----------
          TOTAL COMMON STOCK UNIT
          (Cost $117,778)                                                208,965
                                                                     -----------

PREFERRED STOCKS - 1.69%

          BRAZIL - 1.21%
  6,083   Cia de Bebidas das Americas, ADR                               226,166
 13,945   Contax Participacoes S.A.                                        8,757
 13,945   Tele Norte Leste Participacoes S.A.                            231,461
                                                                     -----------
                                                                         466,384
                                                                     -----------
          GERMANY - 0.48%
    241   Porsche AG                                                     185,910
                                                                     -----------
          TOTAL PREFERRED STOCKS
          (Cost $434,068)                                                652,294
                                                                     -----------


              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

30

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
INVESTMENT COMPANIES - 4.77%

            UNITED STATES - 4.77%
1,122,076   SSgA Prime Money Market Fund                             $ 1,122,076
  717,319   State Street Navigator Securities
            Lending Portfolio (I)                                        717,319
                                                                     -----------
            TOTAL INVESTMENT COMPANIES
            (Cost $1,839,395)                                          1,839,395
                                                                     -----------

TOTAL INVESTMENTS - 101.87%
(Cost $31,240,475**)                                                  39,311,896
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - (1.87)%                              (720,073)
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $38,591,823
                                                                     ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $31,503,099.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(I)  Represents collateral held in connection with securities lending.

(K) Represents a private placement security (see note 3). (L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see note 1).

(O)  All (or portion of security) on loan.

(Q) Shares received from stock split. Until pay date the shares received from the stock split will price differently.

ADR  American Depository Receipt.

PLC  Public Limited Company.

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets             % of Net Assets
----------------------------------------------------             ---------------
Pharmaceuticals                                                         7.1%
Banks                                                                   6.9%
Communications Equipment                                                6.4%
Oil, Gas & Consumable Fuels                                             6.0%
Wireless Telecommunication Services                                     5.2%
Semiconductors & Semiconductor Equipment                                5.2%
Software                                                                4.9%
Media                                                                   4.6%
Diversified Financial Services                                          4.3%
Aerospace & Defense                                                     4.1%
Insurance                                                               3.9%
Energy Equipment & Services                                             3.5%
Specialty Retail                                                        3.3%
Net Other Assets less Liabilities                                       2.9%
Biotechnology                                                           2.6%
Household Products                                                      2.4%
Household Durables                                                      2.3%
Internet & Catalog Retail                                               2.0%
Electrical Equipment                                                    2.0%
Health Care Equipment & Supplies                                        1.7%
Textiles, Apparel & Luxury Goods                                        1.6%
Hotels, Restaurants & Leisure                                           1.6%
Beverages                                                               1.5%
Automobiles                                                             1.4%
Health Care Providers & Services                                        1.3%
Diversified Telecommunication Services                                  1.3%
Electronic Equipment & Instruments                                      1.3%
IT Services                                                             1.2%
Personal Products                                                       1.2%
Computers & Peripherals                                                 1.2%
Industrial Conglomerates                                                1.0%
Food Products                                                           1.0%
Machinery                                                               0.6%
Gas Utilities                                                           0.5%
Marine                                                                  0.4%
Transportation Infrastructure                                           0.3%
Office Electronics                                                      0.3%
Tobacco                                                                 0.3%
Electric Utilities                                                      0.3%
Construction & Engineering                                              0.2%
Internet Software & Services                                            0.2%
Commercial Services & Supplies*                                         0.0%
                                                                      -----
                                                                      100.0%
                                                                      =====

*    Rounds to 0.0%

              See accompanying Notes to Portfolios of Investments.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

        INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS - 95.26%

            AUSTRALIA - 0.73%
   31,274   ABC Learning Centres, Ltd.                               $   149,633
   28,700   James Hardie Industries N.V.                                 196,322
   37,620   John Fairfax Holdings, Ltd.                                  130,826
   81,004   Macquarie Infrastructure Group                               248,265
                                                                     -----------
                                                                         725,046
                                                                     -----------
            AUSTRIA - 0.20%
    3,660   Erste Bank der Oesterreichischen
            Sparkassen AG                                                196,389
                                                                     -----------
            BELGIUM - 1.23%
   19,800   Belgacom S.A.                                                673,509
   13,700   InBev N.V.                                                   543,655
      218   Solvus S.A. Strip VVPR *                                           3
                                                                     -----------
                                                                       1,217,167
                                                                     -----------
            BRAZIL - 2.01%
    6,600   Brasil Telecom Participacoes S.A., ADR                       280,698
    5,920   Cia Brasileira de Distribuicao Grupo Pao de Acucar,
            ADR                                                          170,911
      904   Cia de Bebidas das Americas, ADR                              27,120
    8,300   Cia de Concessoes Rodoviarias                                237,920
    8,450   Cia Vale do Rio Doce, ADR                                    370,617
   13,500   Gerdau S.A., ADR                                             201,555
   13,000   Grendene S.A.                                                 95,143
    6,600   Petroleo Brasileiro, S.A., ADR                               471,834
   11,100   Souza Cruz S.A.                                              135,346
                                                                     -----------
                                                                       1,991,144
                                                                     -----------
            CANADA - 0.24%
    4,300   PetroKazakhstan, Inc., Class A                               234,049
                                                                     -----------
            CHILE - 0.13%
    4,450   AFP Provida S.A., ADR                                        129,673
                                                                     -----------
            CHINA - 0.52%
    5,100   China Techfaith Wireless Communication Technology,
            Ltd., ADR *                                                   48,195
    1,790   CNOOC, Ltd., ADR                                             129,220
  255,000   People's Food Holdings, Ltd.                                 165,952
  224,000   Yanzhou Coal Mining Co., Ltd., Class H                       176,152
                                                                     -----------
                                                                         519,519
                                                                     -----------
            EGYPT - 0.64%
   24,200   Commercial International Bank                                252,041
    4,507   Eastern Tobacco                                              172,143
    2,100   Orascom Telecom Holding S.A.E.                               205,625
                                                                     -----------
                                                                         629,809
                                                                     -----------
            FINLAND - 1.40%
   12,000   Amer Sports OYJ                                              229,777
   36,600   Nokia OYJ                                                    615,204
    8,700   Nokian Renkaat OYJ                                           206,767
   13,200   Sampo OYJ                                                    210,099
    3,700   Tietoenator OYJ                                              124,698
                                                                     -----------
                                                                       1,386,545
                                                                     -----------
            FRANCE - 12.11%
   39,000   AXA S.A.                                                 $ 1,074,078
   17,800   BNP Paribas                                                1,357,550
    3,600   Carbone Lorraine                                             167,341
   11,050   Carrefour S.A.                                               510,046
   41,200   France Telecom S.A.                                        1,186,334
    7,500   Lafarge S.A.                                                 661,984
   13,270   Lagardere S.C.A.                                             944,857
    4,000   Neopost S.A.                                                 388,991
   10,164   Sanofi-Aventis                                               842,583
    9,900   Schneider Electric S.A.                                      784,288
    9,730   Total S.A.                                                 2,664,436
   42,100   Vivendi Universal S.A.                                     1,378,755
                                                                     -----------
                                                                      11,961,243
                                                                     -----------
            GERMANY - 4.73%
    7,100   Deutsche Bank AG                                             666,231
    1,900   Fielmann AG                                                  137,461
      900   Puma AG Rudolf Dassler Sport                                 245,010
    2,700   Rheinmetall AG                                               179,061
   21,000   Siemens AG                                                 1,623,127
    4,600   Techem AG *                                                  199,126
   26,300   Volkswagen AG                                              1,623,682
                                                                     -----------
                                                                       4,673,698
                                                                     -----------
            GREECE - 0.37%
    6,740   OPAP S.A.                                                    209,679
    7,600   Piraeus Bank S.A.                                            159,638
                                                                     -----------
                                                                         369,317
                                                                     -----------
            HONG KONG - 0.87%
   77,000   China Netcom Group Corp., Hong Kong, Ltd.                    132,520
   46,145   Esprit Holdings, Ltd.                                        345,034
   99,000   Hutchison Telecommunications International, Ltd. *           143,581
  343,000   Texwinca Holdings, Ltd.                                      234,357
                                                                     -----------
                                                                         855,492
                                                                     -----------
            HUNGARY - 0.29%
      900   Gedeon Richter Rt.                                           162,509
    1,100   MOL Magyar Olaj-es Gazipari Rt.                              121,971
                                                                     -----------
                                                                         284,480
                                                                     -----------
            INDIA - 1.36%
    8,400   Hero Honda Motors, Ltd.                                      141,767
   50,400   Hindalco Industries, Ltd., GDR (C)                           168,573
   28,200   Hindustan Lever, Ltd.                                        116,193
    5,200   Oil & Natural Gas Corp., Ltd.                                125,479
    7,570   Reliance Industries, Ltd., GDR (C)                           273,254
   18,066   Satyam Computer Services, Ltd.                               230,134
    6,700   State Bank of India, Ltd., GDR (C)                           286,074
                                                                     -----------
                                                                       1,341,474
                                                                     -----------
            INDONESIA - 0.71%
1,100,500   Bank Mandiri Persero Tbk PT                                  155,075
1,957,500   Bumi Resources Tbk                                           171,210
   18,000   Telekomunikasi Indonesia Tbk PT, ADR                         374,580
                                                                     -----------
                                                                         700,865
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

32

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS (CONTINUED)

          IRELAND - 1.85%
 23,136   Anglo Irish Bank Corp. PLC                                 $   316,078
 37,900   Bank of Ireland                                                599,198
 26,068   CRH PLC                                                        708,809
 10,000   DCC PLC                                                        201,369
                                                                     -----------
                                                                       1,825,454
                                                                     -----------
          ISRAEL - 0.22%
 55,700   Bank Hapoalim, Ltd.                                            216,680
      1   Koor Industries, Ltd. *                                             48
                                                                     -----------
                                                                         216,728
                                                                     -----------
          ITALY - 3.60%
 16,400   Banco Popolare di Verona e Novara S.c.r.l.                     310,271
 27,000   Davide Campari - Milano SpA                                    203,153
 50,200   ENI SpA                                                      1,495,725
  5,100   Lottomatica SpA                                                193,958
413,700   Telecom Italia SpA                                           1,349,361
                                                                     -----------
                                                                       3,552,468
                                                                     -----------
          JAPAN - 19.38%
  2,400   ABC-Mart, Inc.                                                  46,816
  2,400   ABC-Mart, Inc. (Q)                                              48,616
 28,000   Bosch Corp.                                                    149,274
 15,000   Chiyoda Corp.                                                  276,711
  4,100   Credit Saison Co., Ltd.                                        180,220
  4,500   Daito Trust Construction Co., Ltd.                             197,405
  2,200   Don Quijote Co., Ltd.                                          141,754
    220   eAccess, Ltd.                                                  166,027
    158   East Japan Railway Co.                                         903,694
 10,400   Fanuc, Ltd.                                                    842,685
123,900   Fujitsu, Ltd.                                                  818,017
  7,000   Hisamitsu Pharmaceutical Co., Inc.                             187,210
  8,800   Hoya Corp.                                                     292,828
 26,400   Hoya Corp. (Q)                                                 899,457
 55,000   Joyo Bank, Ltd.                                                335,937
  6,600   JSR Corp.                                                      137,482
 11,100   Leopalace21 Corp.                                              268,450
    176   Mitsubishi UFJ Financial Group, Inc.                         2,314,665
 18,300   Murata Manufacturing Co., Ltd.                               1,022,455
    115   Niws Co., Ltd.                                                 138,047
 71,400   Nomura Holdings, Inc.                                        1,109,805
    416   NTT DoCoMo, Inc.                                               741,710
 16,000   OSG Corp.                                                      241,352
  6,100   Rinnai Corp.                                                   140,527
  3,500   Secom Techno Service Co., Ltd.                                 118,319
  8,100   Shin-Etsu Chemical Co., Ltd.                                   353,899
108,000   Shinsei Bank, Ltd.                                             681,583
 25,100   Sony Corp.                                                     826,365
 97,000   Sumitomo Trust & Banking Co., Ltd.                             799,665
 20,000   Suruga Bank, Ltd.                                              220,663
 21,700   Takeda Pharmaceutical Co., Ltd.                              1,294,779
232,000   Tokyo Gas Co., Ltd.                                            944,013
 46,100   Toyota Motor Corp.                                           2,115,892
  2,050   USS Co., Ltd.                                                  145,841
     26   Yoshinoya D&C Co., Ltd.                                         38,784
                                                                     -----------
                                                                      19,140,947
                                                                     -----------
          LUXEMBOURG - 0.17%
 14,400   Stolt Offshore S.A. *                                      $   166,855
                                                                     -----------
          MEXICO - 0.77%
 32,600   America Telecom, S.A. de C.V., Series A1 *                     135,031
  2,880   Fomento Economico Mexicano S.A. de C.V., ADR                   201,370
  2,750   Grupo Televisa S.A., ADR                                       197,202
 25,900   Kimberly-Clark de Mexico, S.A. de C.V., Class A                 97,439
 17,800   Urbi Desarrollos Urbanos S.A. de C.V. *                        131,969
                                                                     -----------
                                                                         763,011
                                                                     -----------
          MOROCCO - 0.10%
  9,500   Maroc Telecom                                                  100,638
                                                                     -----------
          NETHERLANDS - 4.45%
  4,087   Boskalis Westminster                                           204,023
  9,792   Fugro N.V.                                                     296,360
 25,458   Heineken N.V.                                                  819,924
  2,601   Hunter Douglas N.V.                                            124,260
  3,900   Imtech N.V.                                                    131,673
 47,900   Royal Dutch Shell PLC, Class A                               1,586,607
  1,762   SBM Offshore N.V.                                              147,449
 37,400   Tnt N.V.                                                       932,153
  4,575   USG People N.V.                                                156,670
                                                                     -----------
                                                                       4,399,119
                                                                     -----------
          NORWAY - 1.59%
 31,300   Den Norske Bank ASA                                            323,179
  8,700   Ekornes ASA                                                    168,347
 35,600   Statoil ASA                                                    884,908
 14,400   Tandberg ASA                                                   192,737
                                                                     -----------
                                                                       1,569,171
                                                                     -----------
          PERU - 0.18%
  6,200   Credicorp, Ltd.                                                177,134
                                                                     -----------
          PHILIPPINES - 0.21%
  6,800   Philippine Long Distance Telephone, ADR                        207,060
                                                                     -----------
          RUSSIA - 0.76%
  6,100   AFK Sistema, GDR (C)                                           149,450
  6,040   LUKOIL, ADR                                                    348,810
  6,200   Mobile Telesystems OJSC, ADR                                   252,216
                                                                     -----------
                                                                         750,476
                                                                     -----------
          SINGAPORE - 0.85%
226,800   Oversea-Chinese Banking Corp.                                  838,633
                                                                     -----------
          SOUTH AFRICA - 1.16%
 36,000   Edgars Consolidated Stores, Ltd.                               179,929
 14,500   Kumba Resources, Ltd.                                          224,833
 42,100   Murray & Roberts Holdings, Ltd.                                130,227
 85,300   Old Mutual PLC                                                 209,415
 42,700   Sanlam, Ltd.                                                    86,039
102,522   Steinhoff International Holdings, Ltd.                         317,935
                                                                     -----------
                                                                       1,148,378
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

                                                                        Value
Shares                                                                 (Note 1)
-------                                                              -----------
COMMON STOCKS (CONTINUED)

          SOUTH KOREA - 2.97%
  3,100   GS Engineering & Construction Corp.                        $   123,703
  1,150   Hite Brewery Co., Ltd.                                         142,302
  1,600   Hyundai Motor Co.                                              125,084
  8,900   Kangwon Land, Inc.                                             151,962
  8,601   Kookmin Bank                                                   507,397
  5,700   KT Corp., ADR                                                  128,250
  2,700   LG Electronics, Inc.                                           181,036
  4,100   LG Household & Health Care, Ltd.                               235,578
  8,200   LG.Philips LCD Co., Ltd., ADR *                                168,592
  2,300   Samsung Electronics Co.,
          Ltd., GDR (C)                                                  654,350
  1,880   Samsung Fire & Marine Insurance
          Co., Ltd.                                                      194,762
  1,500   Samsung SDI Co., Ltd.                                          156,115
  2,800   SK Corp.                                                       162,494
                                                                     -----------
                                                                       2,931,625
                                                                     -----------
          SPAIN - 0.80%
  7,300   Abengoa, S.A.                                                  128,866
  9,852   Corp. Mapfre S.A.                                              169,640
 12,400   Indra Sistemas, S.A.                                           272,872
  8,500   Prosegur Cia de Seguridad S.A.                                 221,385
                                                                     -----------
                                                                         792,763
                                                                     -----------
          SWEDEN - 0.72%
  7,280   Elekta AB                                                      334,265
 13,200   Getinge AB                                                     182,679
 16,600   Swedish Match AB                                               198,600
                                                                     -----------
                                                                         715,544
                                                                     -----------
          SWITZERLAND - 7.15%
 19,800   Compagnie Financiere Richemont AG,
          Class A                                                        787,238
 39,730   Credit Suisse Group                                          1,766,120
    210   Geberit AG                                                     153,468
  4,880   Nestle S.A.                                                  1,434,848
 37,500   Novartis AG                                                  1,909,911
  5,900   Zurich Financial Services AG                                 1,009,271
                                                                     -----------
                                                                       7,060,856
                                                                     -----------
          TAIWAN - 1.34%
 62,580   Advantech Co., Ltd.                                            156,518
193,767   Chinatrust Financial Holding Co.                               166,993
  4,900   Chunghwa Telecom Co., Ltd., ADR                                 90,699
 54,000   Delta Electronics, Inc.                                         92,263
 10,692   Delta Electronics, Inc., GDR (C)                                91,341
173,000   Fubon Financial Holding Co., Ltd.                              158,479
 54,186   HON HAI Precision Industry Co., Ltd.                           252,271
173,549   Taiwan Semiconductor Manufacturing
          Co., Ltd.                                                      278,741
  3,900   Taiwan Semiconductor Manufacturing
          Co., Ltd., ADR                                                  32,160
                                                                     -----------
                                                                       1,319,465
                                                                     -----------
          THAILAND - 0.10%
136,400   Thai Union Frozen Products Public Co., Ltd.                    100,526
                                                                     -----------
          TURKEY - 0.45%
 41,931   Akbank T.A.S.                                              $   279,124
 11,998   Turkcell Iletisim Hizmet A.S., ADR                             163,774
                                                                     -----------
                                                                         442,898
                                                                     -----------
          UNITED KINGDOM - 18.81%
164,000   Barclays PLC                                                 1,662,741
118,500   BP PLC                                                       1,412,155
 78,200   Brit Insurance Holdings PLC                                    116,920
 14,483   Bunzl PLC                                                      145,557
 94,100   Cadbury Schweppes PLC                                          952,384
  9,200   Carpetright PLC                                                143,251
 20,480   Cattles PLC                                                    108,712
110,300   Cobham PLC                                                     308,849
 12,368   Collins Stewart Tullett PLC                                    139,838
119,600   Diageo PLC                                                   1,724,706
 61,200   Enodis PLC *                                                   139,149
 11,300   Enterprise Inns PLC                                            168,451
 16,410   Filtrona PLC                                                    79,558
 60,600   GlaxoSmithKline PLC                                          1,546,195
 23,600   Halfords Group PLC                                             121,098
 49,802   HSBC Holdings PLC                                              808,058
 30,740   Imperial Tobacco Group PLC                                     883,316
 17,000   Intertek Group PLC                                             205,596
  7,443   Man Group PLC                                                  218,089
143,900   Marks and Spencer Group PLC                                    954,176
 96,232   National Grid PLC                                              905,001
 12,300   Northgate PLC                                                  245,929
 11,400   Premier Oil PLC *                                              152,091
 81,733   Prudential PLC                                                 744,062
 90,923   Regus Group PLC *                                              159,673
 59,900   Royal Bank of Scotland Group PLC                             1,705,333
  9,450   Signet Group PLC, ADR                                          172,746
 98,700   Unilever PLC                                                 1,033,868
507,600   Vodafone Group PLC                                           1,324,768
 16,600   William Hill PLC                                               171,239
 17,400   Wimpey George PLC                                              131,771
                                                                     -----------
                                                                      18,585,280
                                                                     -----------

          VENEZUELA - 0.09%
  6,231   Cia Anonima Nacional Telefonos de
          Venezuela - CANTV, ADR                                          87,421
                                                                     -----------
          TOTAL COMMON STOCKS
          (Cost $74,169,727)                                          94,108,360
                                                                     -----------

COMMON STOCK UNITS - 0.38%

          BRAZIL - 0.17%
  4,100   All America Latina Logistica S.A.                              163,926
                                                                     -----------

          IRELAND - 0.21%
 20,700   Grafton Group PLC                                              210,494
                                                                     -----------
          TOTAL COMMON STOCK UNITS
          (Cost $319,919)                                                374,420
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

34

                                                                        Value
Shares                                                                 (Note 1)
-------                                                              -----------
PREFERRED STOCKS - 1.44%

            BRAZIL - 1.44%
  435,200   Caemi Mineracao e Metalurgica S.A.                       $   696,005
    6,720   Cia de Bebidas das Americas, ADR                             249,850
   10,820   Telemar Norte Leste S.A.                                     281,071
    8,400   Usinas Siderurgicas de Minas
            Gerais S.A.                                                  196,955
                                                                     -----------
            TOTAL PREFERRED STOCKS
            (Cost $534,850)                                            1,423,881
                                                                     -----------

WARRANTS AND RIGHTS - 0.00%

            JAPAN - 0.00%
      120   Belluna Co., Ltd.
            Exp. 12/31/30 (L) *                                               --
                                                                     -----------
            TOTAL WARRANTS AND RIGHTS
            (Cost $113)                                                       --
                                                                     -----------

INVESTMENT COMPANY - 2.26%

            UNITED STATES - 2.26%
2,231,695   SSgA Prime Money Market Fund                               2,231,695
                                                                     -----------
            TOTAL INVESTMENT COMPANY
            (Cost $2,231,695)                                          2,231,695
                                                                     -----------

TOTAL INVESTMENTS - 99.34%
(Cost $77,256,304**)                                                  98,138,356
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - 0.66%                                 654,835
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $98,793,191
                                                                     ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $77,967,592.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see note 1).

(Q) Shares received from stock split. Until pay date the shares received from the stock split will price differently.

ADR  American Depository Receipt.

GDR  Global Depository Receipt.

PLC  Public Limited Company.

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets             % of Net Assets
----------------------------------------------------             ---------------
Banks                                                                  16.5%
Oil, Gas & Consumable Fuels                                             9.9%
Pharmaceuticals                                                         6.0%
Diversified Telecommunication Services                                  5.5%
Automobiles                                                             4.1%
Beverages                                                               4.0%
Insurance                                                               3.9%
Food Products                                                           3.7%
Electrical Equipment                                                    3.5%
Net Other Assets less Liabilities                                       2.9%
Diversified Financial Services                                          2.9%
Media                                                                   2.7%
Wireless Telecommunication Services                                     2.6%
Electronic Equipment & Instruments                                      2.6%
Metals & Mining                                                         2.2%
Household Durables                                                      1.9%
Construction Materials                                                  1.8%
Commercial Services & Supplies                                          1.5%
Tobacco                                                                 1.4%
Textiles, Apparel & Luxury Goods                                        1.4%
Multiline Retail                                                        1.3%
Semiconductors & Semiconductor
Equipment                                                               1.3%
Road & Rail                                                             1.1%
Computers & Peripherals                                                 1.0%
Gas Utilities                                                           1.0%
Air Freight & Logistics                                                 0.9%
Electric Utilities                                                      0.9%
Construction & Engineering                                              0.9%
Communications Equipment                                                0.9%
Chemicals                                                               0.8%
Real Estate                                                             0.8%
Specialty Retail                                                        0.7%
Hotels, Restaurants & Leisure                                           0.7%
Food & Staples Retailing                                                0.7%
Industrial Conglomerates                                                0.7%
IT Services                                                             0.6%
Energy Equipment & Services                                             0.6%
Health Care Equipment & Supplies                                        0.5%
Transportation Infrastructure                                           0.5%
Distributors                                                            0.4%
Leisure Equipment & Products                                            0.4%
Office Electronics                                                      0.4%
Machinery                                                               0.4%
Auto Components                                                         0.4%
Aerospace & Defense                                                     0.3%
Personal Products                                                       0.2%
Household Products                                                      0.2%
Internet Software & Services                                            0.2%
Building Products                                                       0.2%
                                                                      -----
                                                                      100.0%
                                                                      =====

              See accompanying Notes to Portfolios of Investments.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

                NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

(1)  SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

     Portfolio Valuation

     Securities and other investments are valued as follows: Equity securities listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Fund or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (NAV) which is calculated as of 3:00 p.m. Central Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis.

     Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial future contracts generally are valued at the settlement price established by the exchange on which the contracts are primarily traded. The Ultra Series Fund's (the "Fund") Securities Valuation Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

     The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard
     Time) Reuters spot rate.

     All other securities for which either quotations are not readily available, no other sales have occurred, or do not, in MEMBERS Capital Advisor's (the "Investment Advisor") opinion, reflect the current market value are appraised at their fair values as determined in good faith by the Investment Advisor, under the general supervision of the Board of Trustees.

     A fund's investments will be valued at fair value if in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated. Significant events may include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering the factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

     Security Transactions and Investment Income

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

36

     Repurchase Agreements

     Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.

     The Fund has established procedures providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that the repurchase agreements are fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the additional costs related to enforcing it rights.

     Foreign Currency Transactions

     The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

     The funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which are due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

     Forward Foreign Currency Exchange Contracts

     The High Income, Mid-Cap Stock, Multi-Cap Growth Stock, Global Securities and International Stock Funds may each purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the fund's Investment Advisor, or Subadvisor, anticipate that the foreign currency will appreciate or depreciate in value. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The fund's net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. At the period ended September 30, 2005, none of the funds had open forward foreign currency exchange contracts.

     If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

     Futures Contracts

     The funds (other than Money Market) may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. For the period ended September 30, 2005, no funds had entered into such transactions.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

     Delayed Delivery Securities

     Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. For the period ended September 30, 2005, only the High Income Fund had entered into such transactions.

(2)  FOREIGN SECURITIES

     Each fund may invest in foreign securities, however, the Money Market Fund is limited to U.S. dollar-denominated foreign money market securities.

     Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include ADRs, EDRs, GDRs, and SDRs, and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

     Certain of the funds have reclaim receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statement of Assets and Liabilities. On a periodic basis, these receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

(3)  RESTRICTED SECURITIES

     Each fund may invest in restricted securities. A restricted security is one that is originally issued in a private placement rather than a public offering and has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At the period ended September 30, 2005, only the Global Securities Fund held a restricted security which is presented in the fund's Portfolio of Investments. The acquisition date, the enforceable right to acquire the security, along with the original cost and fair market value of the restricted security is as follows:


SECURITY              ACQUISITION     RIGHT TO     ACQUISITION     FAIR     VALUE AS A %
NAME                      DATE      ACQUIRE DATE       COST       VALUE    OF NET ASSETS
--------              -----------   ------------   -----------   -------   -------------
Nektar Therapeutics     3/25/04        3/25/04       $23,299     $29,859        .08%

(4) SECURITIES LENDING

     The funds (other than Money Market) entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities loaned, which is determined on a daily basis. At September 30, 2005, cash collateral received for funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally, the Bond Fund and Balanced Fund each received non-cash collateral, which each fund is not permitted to sell or repledge, in the amounts of $2,993,991 and $3,728,688, respectively. The value of all collateral is included within the Portfolio of Investments.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

38

     The value of securities on loan at September 30, 2005 is as follows:

FUND                         VALUE OF SECURITIES ON LOAN
----                         ---------------------------
Bond                                 $139,756,959
High Income                            26,691,900
Balanced                               81,655,884
Growth and Income Stock                15,003,966
Capital Appreciation Stock             10,744,569
Mid-Cap Stock                          20,789,867
Multi-Cap Growth Stock                 29,513,344
Global Securities                       1,021,274

     The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

(4) TAX INFORMATION

     At September 30, 2005, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

                             APPRECIATION   DEPRECIATION        NET
                             ------------   ------------   ------------
Bond                         $  6,902,427    $ 6,363,988   $    538,439
High Income                     2,048,116      1,405,145        642,971
Balanced                      116,087,875     21,437,663     94,650,212
Growth and Income Stock       281,398,984     36,621,536    244,777,448
Capital Appreciation Stock    146,452,505     37,345,751    109,106,754
Mid-Cap Stock                  58,478,490      8,418,247     50,060,243
Multi-Cap Growth Stock         59,261,255      2,197,301     57,063,954
Global Securities               8,214,422        405,625      7,808,797
International Stock            20,923,724        752,960     20,170,764

     The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

(5) CONCENTRATION OF RISK

     Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Multi-Cap Growth Stock Fund, International Stock Fund, and the Global Securities Fund enter into these contracts primarily to protect these Funds from adverse currency movements.

     Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

     The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

                                    QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

                          OTHER INFORMATION (UNAUDITED)

     PROXY VOTING POLICIES AND PROCEDURES. A description of the policies and procedures used by the Fund to vote proxies related to the funds' portfolio securities is available to shareholders at no cost on the SEC's website at www.sec.gov or by calling CUNA Mutual Life Insurance Company at 1-800-798-5500. The proxy voting records for the funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC's website at www.sec.gov.

     ANNUAL AND SEMIANNUAL REPORTS. The Funds' annual and semi-annual reports provide additional information about the Fund's investments. The reports contain a discussion of the market conditions and investment strategies that significantly affect each fund's performance during the last fiscal year (except the Money Market Fund), and financial statements for the funds. The reports are available to shareholders at no cost on the SEC's website at www.sec.gov or by contacting your broker or calling CUNA Mutual Life Insurance Company at 1-800-798-5500.

QUARTERLY HOLDINGS REPORT SEPTEMBER 30, 2005

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ULTRA SERIES FUND


By: /s/ Michael S. Daubs
    ---------------------------------
    Michael S. Daubs
    President

Date: 11/21/05

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Michael S. Daubs
    ---------------------------------
    Michael S. Daubs
    President, Ultra Series Fund

Date: 11/21/05


By: /s/ Mary E. Hoffmann
    ---------------------------------
    Mary E. Hoffmann
    Treasurer, Ultra Series Fund

Date: 11/21/05